REGIONS

FAMILY OF FUNDS



COMBINED SEMI-ANNUAL REPORT



DATED MAY 31, 1998







FIRST PRIORITY FUNDS BECAME REGIONS FUNDS

EFFECTIVE MAY 15, 1998



DIVERSIFIED PORTFOLIOS OF THE REGIONS FUNDS, AN OPEN-END, MANAGEMENT

INVESTMENT COMPANY



[REGIONS FUNDS LOGO]

                      NOTICE TO TRUST CUSTOMERS CONCERNING

                              REGIONS MUTUAL FUNDS

                    (FORMERLY, FIRST PRIORITY MUTUAL FUNDS)



Regions Bank serves as investment adviser and securities custodian for the

Regions Family of Funds (the "Funds"). Six funds currently are comprising the

Funds:



       REGIONS TREASURY MONEY MARKET FUND ("TREASURY MONEY MARKET FUND")

 REGIONS LIMITED MATURITY GOVERNMENT FUND ("LIMITED MATURITY GOVERNMENT FUND")

                REGIONS FIXED INCOME FUND ("FIXED INCOME FUND")

                    REGIONS BALANCED FUND ("BALANCED FUND")

                       REGIONS VALUE FUND ("VALUE FUND")

                      REGIONS GROWTH FUND ("GROWTH FUND")



The Funds are available for purchase by individuals and trust accounts.



Your account owns shares in one or more of the Funds. Please notice in this

Semi-Annual Report that Regions Bank receives a fee for serving as investment adviser. The amount of the investment advisory fee varies from Fund to Fund and may be waived in whole or in part. Regions Bank may offset the expense of incurring an investment advisory fee by reimbursing certain fees for certain accounts.



For serving as securities custodian, Regions Bank receives a fee of .025% or less of the Funds' daily net assets.



The Funds are not deposits or obligations of Regions Bank, are not guaranteed by

Regions Bank, and are not insured or otherwise protected by the FDIC, the

Federal Reserve, or any other government agency. Investments in mutual funds involve risk, including the potential loss of principal.

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------



Dear Shareholder:



I am pleased to present the Semi-Annual Report to Shareholders for the Regions

Funds, which were previously known as the First Priority Funds. This report covers activity in the funds for the six-month period from December 1, 1997 through May 31, 1998.



The Regions Funds offer you a range of investment objectives to keep your money working toward your financial goals--from daily income on your ready cash, to income on a regular basis, to growth for very long-term goals like a child's college education or your retirement--there's a Regions fund that may be right for you.



The following is a fund-by-fund performance summary over the six-month period covered by this report.



REGIONS TREASURY MONEY MARKET FUND



This fund is a convenient, highly conservative way for shareholders to pursue daily income on their ready cash, with daily access to their money. The fund's portfolio of U.S. Treasury money market securities paid dividends of $0.02 per share for Trust Shares and for Investment Shares during the six-month reporting period. The fund's assets reached $277.8 million at the end of the reporting period.*



REGIONS LIMITED MATURITY GOVERNMENT FUND



The fund's diversified portfolio consists of limited maturity U.S. Treasury

Notes, U.S. government agency securities and investment-grade corporate bonds.

Investment Shares produced an income stream totaling $0.24 per share over the six-month reporting period. The share price of Investment Shares rose minimally,

from $9.94 on the first day of the reporting period to $9.97 on the last day of the reporting period. The Investment Shares of the fund produced a total return of 2.76%, or -0.32% adjusted for the contingent deferred sales charge.** The fund's net assets totaled more than $89 million at the end of the reporting period. This report also contains financial information for the fund's Trust

Shares, a new share class that began operation on May 20, 1998.



REGIONS FIXED INCOME FUND



For Investment Shares, the fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced a monthly income stream totaling $0.28 per share over the six-month reporting period. The net asset value of Investment

Shares increased modestly from $10.37 on the first day of the reporting period to $10.42 on the last day of the reporting period. As a result, Investment

Shares produced a total return of 3.20%, or 0.15% adjusted for the contingent deferred sales charge.** The fund's net assets rose to $235.1 million. This report also contains financial information for the fund's Trust Shares, a new share class that began operation on May 20, 1998.



*  Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.



** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. A contingent deferred sales charge is applicable to shares redeemed within three years of their purchase.

REGIONS BALANCED FUND



The fund's combination of high-quality stocks and investment-grade corporate bonds and government bonds produced a total return for Investment Shares of

9.34% for the reporting period, or 6.23% adjusted for the contingent deferred sales charge.** Contributing to the total return for Investment Shares was a

$0.64 rise in net asset value from the first day to the last day of the reporting period, dividends totaling $0.19 per share and capital gains totaling

$0.41. Fund net assets reached $101.1 million at the end of the reporting period. This report also contains financial information for the fund's Trust

Shares, a new share class that began operation on May 20, 1998.



REGIONS VALUE FUND



As the stock market marched on, accompanied by periods of high daily volatility,

the fund's Investment Shares delivered a total return of 9.53%, or 6.40%

adjusted for the contingent deferred sales charge.** Contributing to the total return for Investment Shares was a $0.96 increase in net asset value, dividends totaling $0.11 per share and capital gains totaling $0.42 per share. Fund net assets reached $191.8 million at the end of the reporting period. This report also contains financial information for the fund's Trust Shares, a new share class that began operation on May 20, 1998.



REGIONS GROWTH FUND



The fund's diversified portfolio of high-quality growth stocks delivered a strong total return for Investment Shares of 16.15%, or 12.75% adjusted for the contingent deferred sales charge.** Contributing to this total return for

Investment Shares was a $0.54 rise in share price from the first day of the reporting period to the last day of the reporting period, dividends totaling

$0.03 per share, and capital gains amounting to $1.80 per share. At the end of the reporting period, fund net assets reached $317.7 million. This report also contains financial information for the fund's Trust Shares, a new share class that began operation on May 20, 1998.



Thank you for joining with other shareholders who have entrusted more than $1.2 billion to the Regions Funds. Adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to

"pay yourself first" and enjoy the benefit of compounding.+



We look forward to keeping you up-to-date on your progress.



Sincerely,



LOGO

Edward C. Gonzales

President

July 15, 1998

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. A contingent deferred sales charge is applicable to shares redeemed within three years of their purchase.



+  Systematic investing does not ensure a profit or protect against loss in declining markets.

TREASURY MONEY MARKET FUND



PORTFOLIO OF INVESTMENTS

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





 PRINCIPAL

   AMOUNT

 OR SHARES                                                                           VALUE

------------        ------------------------------------------------------------  ------------


U.S. TREASURY OBLIGATIONS--93.4%

--------------------------------------------------------------------------------

                    U.S. TREASURY BILLS

                    ------------------------------------------------------------

$246,000,000        6/4/1998-10/15/98                                             $243,369,716

                    ------------------------------------------------------------  ------------

                    U.S. TREASURY NOTE

                    ------------------------------------------------------------

  16,000,000        5.875%, 10/31/1998                                              16,024,547

                    ------------------------------------------------------------  ------------

                    TOTAL U.S. TREASURY OBLIGATIONS (AT AMORTIZED COST)            259,394,263

                    ------------------------------------------------------------  ------------

MUTUAL FUND SHARES--7.0%

--------------------------------------------------------------------------------

       2,373        Dreyfus Treasury Cash Management                                     2,373

                    ------------------------------------------------------------

   5,643,992        Federated U.S. Treasury Cash Reserves Fund/Institutional

                    Shares                                                           5,634,992

                    ------------------------------------------------------------

       1,876        Franklin U.S. Treasury Money Market Portfolio Fund                   1,876

                    ------------------------------------------------------------

  13,874,250        Goldman Sachs Fund Square Trust                                 13,874,250

                    ------------------------------------------------------------  ------------

                    TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                         19,513,491

                    ------------------------------------------------------------  ------------

                    TOTAL INVESTMENTS (AT AMORTIZED COST AND VALUE)(A)            $278,907,754

                    ------------------------------------------------------------  ------------




(a) Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of net assets

      ($277,849,240) at May 31, 1998.



(See Notes which are an integral part of the Financial Statements)

LIMITED MATURITY GOVERNMENT FUND



PORTFOLIO OF INVESTMENTS

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  -----------


CORPORATE BONDS--32.3%

------------------------------------------------------------------------------

                  BANKING--1.1%

                  ------------------------------------------------------------

$1,000,000        Wachovia Bank of NC, NA, Winston-Salem, 6.000%, 3/15/1999     $ 1,003,160

                  ------------------------------------------------------------  -----------

                  COMMERCIAL SERVICES--3.4%

                  ------------------------------------------------------------

 2,000,000        Donnelley (R.R.) & Sons Co., 6.340%, 6/21/2000                  2,018,620

                  ------------------------------------------------------------

 1,000,000        Dow Jones & Co., 5.750%, 12/1/2000                                998,830

                  ------------------------------------------------------------  -----------

                  Total                                                           3,017,450

                  ------------------------------------------------------------  -----------

                  CONSUMER NON-DURABLES--2.9%

                  ------------------------------------------------------------

 2,000,000        Anheuser-Busch Cos., Inc., 6.750%, 8/1/2003                     2,064,100

                  ------------------------------------------------------------

   500,000        PepsiCo, Inc., 6.800%, 5/15/2000                                  508,285

                  ------------------------------------------------------------  -----------

                  Total                                                           2,572,385

                  ------------------------------------------------------------  -----------

                  CONSUMER SERVICES--6.7%

                  ------------------------------------------------------------

 2,000,000        Carnival Corp., 5.650%, 10/15/2000                              1,991,180

                  ------------------------------------------------------------

 2,000,000        Disney (Walt) Co., 5.600%, 4/17/2000                            1,995,400

                  ------------------------------------------------------------

 2,000,000        Tribune Co., 5.300%, 4/17/2000                                  1,979,920

                  ------------------------------------------------------------  -----------

                  Total                                                           5,966,500

                  ------------------------------------------------------------  -----------

                  FINANCE--AUTOMOTIVE--2.3%

                  ------------------------------------------------------------

 2,000,000        Ford Motor Credit Corp., 6.375%, 10/6/2000                      2,019,500

                  ------------------------------------------------------------  -----------

                  FINANCE--COMMERCIAL--6.1%

                  ------------------------------------------------------------

   500,000        American Express Credit Corp., 6.750%, 6/1/2001                   511,800

                  ------------------------------------------------------------

 2,000,000        General Electric Capital Corp., 5.625%, 4/10/2000               1,994,260

                  ------------------------------------------------------------

 1,000,000        John Deere Capital Corp., 6.150%, 8/1/2000                      1,006,070

                  ------------------------------------------------------------

 2,000,000        John Deere Capital Corp., 5.500%, 1/14/2000                     1,991,140

                  ------------------------------------------------------------  -----------

                  Total                                                           5,503,270

                  ------------------------------------------------------------  -----------


LIMITED MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------





PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  -----------


CORPORATE BONDS--CONTINUED

------------------------------------------------------------------------------

                  PRODUCER MANUFACTURING--4.7%

                  ------------------------------------------------------------

$2,000,000        Cooper Industries, Inc., 5.620%, 2/15/2001                    $ 1,987,840

                  ------------------------------------------------------------

 2,150,000        Eaton Corp., 6.375%, 4/1/1999                                   2,159,761

                  ------------------------------------------------------------  -----------

                  Total                                                           4,147,601

                  ------------------------------------------------------------  -----------

                  RETAIL TRADE--0.6%

                  ------------------------------------------------------------

   500,000        Penney (J.C.) Co., Inc., 6.375%, 9/15/2000                        505,505

                  ------------------------------------------------------------  -----------

                  UTILITIES--4.5%

                  ------------------------------------------------------------

 2,000,000        Georgia Power Co., 6.000%, 3/1/2000                             2,005,400

                  ------------------------------------------------------------

 2,000,000        Southern California Edison Co., 5.875%, 1/15/2001               1,999,480

                  ------------------------------------------------------------  -----------

                  Total                                                           4,004,880

                  ------------------------------------------------------------  -----------

                  TOTAL CORPORATE BONDS (IDENTIFIED COST $28,571,300)            28,740,251

                  ------------------------------------------------------------  -----------

U.S. GOVERNMENT AGENCIES--28.8%

------------------------------------------------------------------------------

                  FEDERAL HOME LOAN BANK--16.0%

                  ------------------------------------------------------------

 3,325,000        5.345%, 2/16/2001                                               3,297,070

                  ------------------------------------------------------------

 2,000,000        5.580%, 4/9/2001                                                1,992,420

                  ------------------------------------------------------------

 3,000,000        5.590%, 3/27/2000                                               2,996,760

                  ------------------------------------------------------------

 2,000,000        5.610%, 3/1/2001                                                1,995,240

                  ------------------------------------------------------------

 2,000,000        5.620%, 1/12/2001                                               1,997,020

                  ------------------------------------------------------------

 1,000,000        5.950%, 10/6/2000                                               1,005,640

                  ------------------------------------------------------------

 1,000,000        6.100%, 10/9/2002                                               1,013,717

                  ------------------------------------------------------------  -----------

                  Total                                                          14,297,867

                  ------------------------------------------------------------  -----------

                  FEDERAL HOME LOAN MORTGAGE CORPORATION--1.1%

                  ------------------------------------------------------------

 1,000,000        5.960%, 10/20/2000                                              1,005,960

                  ------------------------------------------------------------  -----------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.7%

                  ------------------------------------------------------------

 2,000,000        5.360%, 2/16/2001                                               1,983,940

                  ------------------------------------------------------------

 4,000,000        5.600%, 1/12/2000                                               3,999,680

                  ------------------------------------------------------------


LIMITED MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------





PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  -----------


U.S. GOVERNMENT AGENCIES--CONTINUED

------------------------------------------------------------------------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED

                  ------------------------------------------------------------

$4,000,000        5.860%, 11/7/2000                                             $ 4,015,360

                  ------------------------------------------------------------

   500,000        Discount Note, 4/8/2003                                           379,235

                  ------------------------------------------------------------  -----------

                  Total                                                          10,378,215

                  ------------------------------------------------------------  -----------

                  TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $25,663,761)   25,682,042

                  ------------------------------------------------------------  -----------

U.S. TREASURY NOTES--35.7%

------------------------------------------------------------------------------

 2,000,000        5.00%, 1/31/1999                                                1,993,880

                  ------------------------------------------------------------

 1,000,000        5.00%, 2/15/1999                                                  996,630

                  ------------------------------------------------------------

 1,000,000        5.125%, 11/30/1998                                                998,900

                  ------------------------------------------------------------

 1,500,000        5.250%, 1/31/2001                                               1,489,245

                  ------------------------------------------------------------

 2,000,000        5.375%, 1/31/2000                                               1,994,400

                  ------------------------------------------------------------

   500,000        5.50%, 12/31/2000                                                 499,535

                  ------------------------------------------------------------

 2,000,000        5.50%, 2/28/1999                                                2,000,600

                  ------------------------------------------------------------

 3,750,000        5.50%, 4/15/2000                                                3,748,875

                  ------------------------------------------------------------

   500,000        5.625%, 11/30/2000                                                501,040

                  ------------------------------------------------------------

 1,500,000        5.625%, 2/28/2001                                               1,503,030

                  ------------------------------------------------------------

   500,000        5.750%, 10/31/2000                                                502,310

                  ------------------------------------------------------------

 2,000,000        5.875%, 3/31/1999                                               2,005,940

                  ------------------------------------------------------------

 1,000,000        5.875%, 6/30/2000                                               1,006,730

                  ------------------------------------------------------------

 3,000,000        6.00%, 8/15/1999                                                3,016,500

                  ------------------------------------------------------------

 1,500,000        6.125%, 7/31/2000                                               1,517,910

                  ------------------------------------------------------------

   500,000        6.125%, 9/30/2000                                                 506,370

                  ------------------------------------------------------------

   500,000        6.250%, 8/31/2000                                                 507,465

                  ------------------------------------------------------------

 5,000,000        6.375%, 5/15/1999                                               5,039,050

                  ------------------------------------------------------------

   500,000        6.750%, 4/30/2000                                                 510,845

                  ------------------------------------------------------------

 1,000,000        6.875%, 3/31/2000                                               1,023,090

                  ------------------------------------------------------------

   500,000        IO STRIP, 5/15/2001                                               425,465

                  ------------------------------------------------------------  -----------

                  TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $31,594,031)        31,787,810

                  ------------------------------------------------------------  -----------


LIMITED MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------





PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  -----------


(A)REPURCHASE AGREEMENT--2.4%

------------------------------------------------------------------------------

$2,125,185        Wachovia Bank of NC, NA, Winston-Salem, 5.440%, dated

                  5/29/1998, due 6/1/1998 (AT AMORTIZED COST)                   $ 2,125,185

                  ------------------------------------------------------------  -----------

                  TOTAL INVESTMENTS (IDENTIFIED COST $87,954,277)(B)            $88,335,288

                  ------------------------------------------------------------  -----------




(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.



(b) The cost of investments for federal tax purposes amounts to $87,954,277. The net unrealized appreciation of investments on a federal tax basis amounts to

    $381,011 which is comprised of $457,707 appreciation and $76,696 depreciation at May 31, 1998.



Note: The categories of investments are shown as a percentage of net assets

      ($89,040,483) at May 31, 1998.



The following acronyms are used throughout this portfolio:





IO     --   Interest Only

STRIP  --   Separate Trading of Registered Interest and Principal




(See Notes which are an integral part of the Financial Statements)

FIXED INCOME FUND



PORTFOLIO OF INVESTMENTS

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------


CORPORATE BONDS--29.8%

-------------------------------------------------------------------------------

                   CAPITAL GOODS--2.2%

                   ------------------------------------------------------------

                   TECHNOLOGY

                   ------------------------------------------------------------

$ 5,000,000        International Business Machines Corp., 6.45%, 8/1/2007        $  5,138,650

                   ------------------------------------------------------------  ------------

                   CONSUMER STAPLES--7.4%

                   ------------------------------------------------------------

                   CONSUMER NON-DURABLES

                   ------------------------------------------------------------

  5,000,000        CPC International, Inc., 6.15%, 1/15/2006                        5,022,000

                   ------------------------------------------------------------

  2,500,000        Campbell Soup Co., 6.15%, 12/1/2002                              2,530,900

                   ------------------------------------------------------------

  5,000,000        PepsiCo, Inc., 5.75%, 1/2/2003                                   4,949,500

                   ------------------------------------------------------------

  5,000,000        Sara Lee Corp., 5.95%, 1/20/2005                                 4,981,800

                   ------------------------------------------------------------  ------------

                   Total Consumer Staples                                          17,484,200

                   ------------------------------------------------------------  ------------

                   FINANCIAL--10.1%

                   ------------------------------------------------------------

                   COMMERCIAL SERVICES

                   ------------------------------------------------------------

  1,650,000        Dow Jones & Co., 5.75%, 12/1/2000                                1,648,070

                   ------------------------------------------------------------  ------------

                   FINANCE

                   ------------------------------------------------------------

  5,000,000        Merrill Lynch & Co., Inc., 6.00%, 2/12/2003                      4,986,200

                   ------------------------------------------------------------

  5,000,000        Sears Roebuck Acceptance Corp., 6.00%, 3/20/2003                 4,972,315

                   ------------------------------------------------------------  ------------

                   Total                                                            9,958,515

                   ------------------------------------------------------------  ------------

                   FINANCE--AUTOMOTIVE

                   ------------------------------------------------------------

  5,000,000        General Motors Acceptance Corp., 5.875%, 1/22/2003               4,949,800

                   ------------------------------------------------------------

  2,000,000        General Motors Acceptance Corp., 7.75%, 10/1/1999                2,056,480

                   ------------------------------------------------------------  ------------

                   Total                                                            7,006,280

                   ------------------------------------------------------------  ------------

                   FINANCE--COMMERCIAL

                   ------------------------------------------------------------

  2,000,000        Commercial Credit Co., 5.90%, 9/1/2003                           1,980,420

                   ------------------------------------------------------------

  1,000,000        SouthTrust Bank of Alabama, Birmingham, 7.00%, 11/15/2008        1,048,880

                   ------------------------------------------------------------  ------------

                   Total                                                            3,029,300

                   ------------------------------------------------------------  ------------


FIXED INCOME FUND

--------------------------------------------------------------------------------





 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------


CORPORATE BONDS--CONTINUED

-------------------------------------------------------------------------------

                   FINANCIAL--CONTINUED

                   ------------------------------------------------------------

                   SECURITIES

                   ------------------------------------------------------------

$ 2,000,000        Lehman Brothers, Inc., 7.375%, 1/15/2007                      $  2,122,280

                   ------------------------------------------------------------  ------------

                   Total Financial                                                 23,764,445

                   ------------------------------------------------------------  ------------

                   HEALTH TECHNOLOGY--2.1%

                   ------------------------------------------------------------

  5,000,000        Fokker Vliegtuigen, 6.125%, 2/1/2004                             4,983,350

                   ------------------------------------------------------------  ------------

                   NON-ENERGY MINERALS--1.7%

                   ------------------------------------------------------------

  4,000,000        Aluminum Co. of America, 5.75%, 2/1/2001                         3,984,720

                   ------------------------------------------------------------  ------------

                   PROCESS INDUSTRIES--1.6%

                   ------------------------------------------------------------

  2,750,000        Air Products & Chemicals, Inc., 6.25%, 6/15/2003                 2,774,558

                   ------------------------------------------------------------

  1,000,000        Cargill, Inc., 6.15%, 2/25/2008                                  1,012,340

                   ------------------------------------------------------------  ------------

                   Total Process Industries                                         3,786,898

                   ------------------------------------------------------------  ------------

                   TRANSPORTATION--0.4%

                   ------------------------------------------------------------

    880,000        Ford Motor Co., 8.875%, 4/1/2006                                 1,023,079

                   ------------------------------------------------------------  ------------

                   UTILITIES--4.3%

                   ------------------------------------------------------------

  2,000,000        Bell Atlantic Corp., 5.875%, 9/1/2003                            1,987,920

                   ------------------------------------------------------------

  5,000,000        National Rural Utilities Cooperative Finance Corp., 6.046%,

                   4/15/2003                                                        5,002,200

                   ------------------------------------------------------------

  3,000,000        Southern California Edison Co., 5.875%, 1/15/2001                2,999,220

                   ------------------------------------------------------------  ------------

                   Total Utilities                                                  9,989,340

                   ------------------------------------------------------------  ------------

                   TOTAL CORPORATE BONDS (IDENTIFIED COST $69,952,304)             70,154,682

                   ------------------------------------------------------------  ------------

CORPORATE NOTES--12.0%

-------------------------------------------------------------------------------

                   CAPITAL GOODS--1.7%

                   ------------------------------------------------------------

                   TECHNOLOGY

                   ------------------------------------------------------------

  4,000,000        International Business Machines Corp., 6.037%, 8/7/2000          4,020,760

                   ------------------------------------------------------------  ------------

                   CONSUMER SERVICES--1.7%

                   ------------------------------------------------------------

  4,000,000        Carnival Corp., 5.65%, 10/15/2000                                3,982,360

                   ------------------------------------------------------------  ------------

                   FINANCIAL--6.4%

                   ------------------------------------------------------------

  2,000,000        American General Finance Corp., 6.05%, 4/9/2003                  1,992,920

                   ------------------------------------------------------------

  5,000,000        Ford Motor Credit Corp., 6.00%, 1/14/2003                        4,972,900

                   ------------------------------------------------------------

  1,000,000        Associates Corp. of North America, 5.75%, 10/15/2003               983,050

                   ------------------------------------------------------------


FIXED INCOME FUND

--------------------------------------------------------------------------------





 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------


CORPORATE NOTES--CONTINUED

-------------------------------------------------------------------------------

                   FINANCIAL--CONTINUED

                   ------------------------------------------------------------

$ 2,000,000        Associates Corp. of North America, 6.50%, 7/15/2002           $  2,033,040

                   ------------------------------------------------------------

  1,000,000        Associates Corp. of North America, 6.875%, 8/1/2003              1,033,500

                   ------------------------------------------------------------

  2,000,000        Morgan Stanley, Dean Witter & Co., 6.25%, 3/15/2000              2,010,260

                   ------------------------------------------------------------

  2,000,000        Paccar Financial Corp., 6.02%, 3/15/2000                         2,003,340

                   ------------------------------------------------------------  ------------

                   Total Financial                                                 15,029,010

                   ------------------------------------------------------------  ------------

                   HEALTH TECHNOLOGY--0.4%

                   ------------------------------------------------------------

  1,000,000        Warner-Lambert Co., 5.75%, 1/15/2003                               989,790

                   ------------------------------------------------------------  ------------

                   UTILITIES--1.8%

                   ------------------------------------------------------------

  4,200,000        Northern States Power Co., 5.875%, 3/1/2003                      4,194,162

                   ------------------------------------------------------------  ------------

                   TOTAL CORPORATE NOTES (IDENTIFIED COST $28,154,980)             28,216,082

                   ------------------------------------------------------------  ------------

U.S. GOVERNMENT AGENCIES--39.5%

-------------------------------------------------------------------------------

                   FEDERAL FARM CREDIT BANK

                   ------------------------------------------------------------

  1,000,000        5.92%, 12/18/2002                                                1,007,160

                   ------------------------------------------------------------  ------------

                   FEDERAL HOME LOAN BANK

                   ------------------------------------------------------------

  5,850,000        5.28%, 11/5/2003                                                 5,721,944

                   ------------------------------------------------------------

  2,000,000        5.345%, 2/16/2001                                                1,983,200

                   ------------------------------------------------------------

  5,200,000        5.375%, 2/13/2001                                                5,160,324

                   ------------------------------------------------------------

  3,000,000        5.52%, 1/22/2001                                                 2,985,930

                   ------------------------------------------------------------

  3,000,000        5.62%, 1/12/2001                                                 2,995,530

                   ------------------------------------------------------------

  1,000,000        5.72%, 3/6/2003                                                    998,230

                   ------------------------------------------------------------

  4,925,000        5.76%, 4/9/2003                                                  4,922,193

                   ------------------------------------------------------------

  1,000,000        5.86%, 12/30/2002                                                1,004,780

                   ------------------------------------------------------------

  3,000,000        6.14%, 12/10/2004                                                3,057,312

                   ------------------------------------------------------------

  2,500,000        6.93%, 9/26/2002                                                 2,525,700

                   ------------------------------------------------------------

  5,000,000        7.035%, 5/7/2002                                                 5,066,350

                   ------------------------------------------------------------  ------------

                   Total                                                           36,421,493

                   ------------------------------------------------------------  ------------

                   FEDERAL HOME LOAN MORTGAGE CORP.

                   ------------------------------------------------------------

  4,250,000        6.50%, 12/15/2021                                                4,263,898

                   ------------------------------------------------------------

  2,000,000        6.625%, 11/28/2005                                               2,011,360

                   ------------------------------------------------------------


FIXED INCOME FUND

--------------------------------------------------------------------------------





 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------


U.S. GOVERNMENT AGENCIES--CONTINUED

-------------------------------------------------------------------------------

                   FEDERAL HOME LOAN MORTGAGE CORP.--CONTINUED

                   ------------------------------------------------------------

$   314,132        6.85%, 11/15/2007                                             $    324,897

                   ------------------------------------------------------------

  1,734,211        7.00%, 2/15/2008                                                 1,754,761

                   ------------------------------------------------------------

  1,000,000        7.01%, 3/15/2006                                                 1,008,960

                   ------------------------------------------------------------

  2,000,000        7.53%, 8/7/2006                                                  2,084,440

                   ------------------------------------------------------------

  1,250,000        8.25%, 7/25/2005                                                 1,288,625

                   ------------------------------------------------------------  ------------

                   Total                                                           12,736,941

                   ------------------------------------------------------------  ------------

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION

                   ------------------------------------------------------------

  2,500,000        Discount Note, 10/8/2004                                         1,734,525

                   ------------------------------------------------------------

  3,500,000        Discount Note, 4/8/2003                                          2,654,645

                   ------------------------------------------------------------

  1,000,000        5.36%, 2/16/2001                                                   991,970

                   ------------------------------------------------------------

  2,000,000        6.09%, 8/21/2000                                                 2,016,940

                   ------------------------------------------------------------

  1,100,000        6.31%, 11/1/2004                                                 1,128,226

                   ------------------------------------------------------------

  3,716,165        6.75%, 5/25/2009                                                 3,802,378

                   ------------------------------------------------------------

  1,500,000        6.82%, 12/13/2006                                                1,520,640

                   ------------------------------------------------------------

  2,820,000        7.02%, 4/10/2006                                                 2,878,994

                   ------------------------------------------------------------

  5,000,000        7.09%, 3/13/2007                                                 5,163,200

                   ------------------------------------------------------------

  5,000,000        7.27%, 2/14/2007                                                 5,088,950

                   ------------------------------------------------------------

 10,000,000        7.55%, 3/27/2007                                                10,248,800

                   ------------------------------------------------------------

    283,209        7.75%, 1/25/2017                                                   283,359

                   ------------------------------------------------------------

  2,000,000        7.07%, 10/24/2006 Series MTN                                     2,063,160

                   ------------------------------------------------------------

  3,000,000        7.11%, 3/20/2006 Series MTN                                      3,069,750

                   ------------------------------------------------------------  ------------

                   Total                                                           42,645,537

                   ------------------------------------------------------------  ------------

                   TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $91,526,986)    92,811,131

                   ------------------------------------------------------------  ------------

U.S. TREASURY OBLIGATIONS--12.0%

-------------------------------------------------------------------------------

                   U.S. TREASURY BONDS

                   ------------------------------------------------------------

  7,000,000        7.50%, 5/15/2002                                                 7,467,180

                   ------------------------------------------------------------

 17,250,000        STRIP, IO, 2/15/2006                                            11,190,938

                   ------------------------------------------------------------  ------------

                   Total                                                           18,658,118

                   ------------------------------------------------------------  ------------


FIXED INCOME FUND

--------------------------------------------------------------------------------





 PRINCIPAL

  AMOUNT                                                                            VALUE

-----------        ------------------------------------------------------------  ------------


U.S. TREASURY OBLIGATIONS--CONTINUED

-------------------------------------------------------------------------------

                   U.S. TREASURY NOTES

                   ------------------------------------------------------------

$ 3,300,000        5.50%, 1/31/2003                                              $  3,289,770

                   ------------------------------------------------------------

  6,000,000        7.50%, 11/15/2001                                                6,357,060

                   ------------------------------------------------------------  ------------

                   Total                                                            9,646,830

                   ------------------------------------------------------------  ------------

                   TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST

                   $26,832,535)                                                    28,304,948

                   ------------------------------------------------------------  ------------

(A)REPURCHASE AGREEMENT--5.9%

-------------------------------------------------------------------------------

 13,793,116        Wachovia Bank of NC, NA, Winston-Salem, 5.44%, dated

                   5/29/1998, due 6/1/1998 (AT AMORTIZED COST)                     13,793,116

                   ------------------------------------------------------------  ------------

                   TOTAL INVESTMENTS (IDENTIFIED COST $230,259,921)(B)           $233,279,959

                   ------------------------------------------------------------  ------------




(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.



(b) The cost of investments for federal tax purposes amounts to $230,259,921.

    The net unrealized appreciation of investments on a federal tax basis amounts to $3,020,038 which is comprised of $3,529,562 appreciation and

    $509,524 depreciation at May 31, 1998.



Note: The categories of investments are shown as a percentage of net assets

      ($235,105,899) at May 31, 1998.



The following acronyms are used throughout this portfolio:





IO      -- Interest Only

MTN     -- Medium Term Note

        -- Separate Trading of Registered Interest and Principal of

STRIPS  Securities




(See Notes which are an integral part of the Financial Statements)

BALANCED FUND



PORTFOLIO OF INVESTMENTS

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--51.5%

------------------------------------------------------------------------------

                  BASIC INDUSTRIES--1.8%

                  ------------------------------------------------------------

                  ALUMINUM

                  ------------------------------------------------------------

     5,500        Aluminum Co. of America                                       $    381,563

                  ------------------------------------------------------------  ------------

                  CHEMICALS/PAPER

                  ------------------------------------------------------------

    16,000        Kimberly-Clark Corp.                                               793,000

                  ------------------------------------------------------------  ------------

                  COMMERCIAL SERVICES

                  ------------------------------------------------------------

    24,000        Sysco Corp.                                                        559,500

                  ------------------------------------------------------------  ------------

                  METALS-COPPER

                  ------------------------------------------------------------

     1,000        Phelps Dodge Corp.                                                  61,000

                  ------------------------------------------------------------  ------------

                  Total Basic Industries                                           1,795,063

                  ------------------------------------------------------------  ------------

                  CAPITAL GOODS--11.3%

                  ------------------------------------------------------------

                  ELECTRICAL

                  ------------------------------------------------------------

    30,600        General Electric Co.                                             2,551,275

                  ------------------------------------------------------------  ------------

                  TECHNOLOGY

                  ------------------------------------------------------------

    10,000        AMP, Inc.                                                          380,000

                  ------------------------------------------------------------

     8,000   (c)  BMC Software, Inc.                                                 368,500

                  ------------------------------------------------------------

    10,400        Boeing Co.                                                         495,300

                  ------------------------------------------------------------

     9,750   (c)  Cisco Systems, Inc.                                                737,344

                  ------------------------------------------------------------

     4,500        Computer Associates International, Inc.                            236,250

                  ------------------------------------------------------------

     4,000        Eastman Kodak Co.                                                  285,500

                  ------------------------------------------------------------

     6,000   (c)  Gateway 2000, Inc.                                                 270,375

                  ------------------------------------------------------------

     7,000        Hewlett-Packard Co.                                                434,875

                  ------------------------------------------------------------

    10,700        Intel Corp.                                                        764,381

                  ------------------------------------------------------------

     7,000        International Business Machines Corp.                              821,625

                  ------------------------------------------------------------

     2,500        Lockheed Martin Corp.                                              280,625

                  ------------------------------------------------------------

    21,998        Lucent Technologies, Inc.                                        1,560,483

                  ------------------------------------------------------------


BALANCED FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  CAPITAL GOODS--CONTINUED

                  ------------------------------------------------------------

                  TECHNOLOGY--CONTINUED

                  ------------------------------------------------------------

    16,000   (c)  Microsoft Corp.                                               $  1,357,000

                  ------------------------------------------------------------

     7,500        Motorola, Inc.                                                     397,031

                  ------------------------------------------------------------

     2,500        Newell Co.                                                         120,625

                  ------------------------------------------------------------

     6,000        TRW, Inc.                                                          321,375

                  ------------------------------------------------------------  ------------

                  Total                                                            8,831,289

                  ------------------------------------------------------------  ------------

                  Total Capital Goods                                             11,382,564

                  ------------------------------------------------------------  ------------

                  CONSUMER CYCLICAL--3.0%

                  ------------------------------------------------------------

                  MERCHANDISE/APPAREL

                  ------------------------------------------------------------

     3,500        Albertsons, Inc.                                                   162,094

                  ------------------------------------------------------------

     7,500        Home Depot, Inc.                                                   589,219

                  ------------------------------------------------------------

     2,000        Penney (J.C.) Co., Inc.                                            143,625

                  ------------------------------------------------------------

     6,000        Sears, Roebuck & Co.                                               370,875

                  ------------------------------------------------------------

    26,500        Wal-Mart Stores, Inc.                                            1,462,469

                  ------------------------------------------------------------

     7,800        Walgreen Co.                                                       274,463

                  ------------------------------------------------------------  ------------

                  Total Consumer Cyclical                                          3,002,745

                  ------------------------------------------------------------  ------------

                  CONSUMER NON-DURABLES--0.3%

                  ------------------------------------------------------------

     6,000        Nike, Inc., Class B                                                276,000

                  ------------------------------------------------------------  ------------

                  CONSUMER SERVICES--1.8%

                  ------------------------------------------------------------

                  ENTERTAINMENT

                  ------------------------------------------------------------

     8,000        Disney (Walt) Co.                                                  905,000

                  ------------------------------------------------------------  ------------

                  RETAIL--RESTAURANTS

                  ------------------------------------------------------------

     6,500        Cracker Barrel Old Country Store                                   209,625

                  ------------------------------------------------------------

    11,000        McDonald's Corp.                                                   721,875

                  ------------------------------------------------------------  ------------

                  Total                                                              931,500

                  ------------------------------------------------------------  ------------

                  Total Consumer Services                                          1,836,500

                  ------------------------------------------------------------  ------------


BALANCED FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  CONSUMER STAPLES--13.4%

                  ------------------------------------------------------------

                  FOOD & BEVERAGE

                  ------------------------------------------------------------

    16,000        Coca-Cola Co.                                                 $  1,254,000

                  ------------------------------------------------------------

     5,000        Food Lion, Inc., Class B                                            48,438

                  ------------------------------------------------------------

     8,500        General Mills, Inc.                                                580,125

                  ------------------------------------------------------------

    27,000        PepsiCo, Inc.                                                    1,101,938

                  ------------------------------------------------------------

    12,000        Sara Lee Corp.                                                     706,500

                  ------------------------------------------------------------  ------------

                  Total                                                            3,691,001

                  ------------------------------------------------------------  ------------

                  HEALTH CARE/DRUG

                  ------------------------------------------------------------

    24,800        American Home Products Corp.                                     1,198,150

                  ------------------------------------------------------------

     2,500        Bristol-Myers Squibb Co.                                           268,750

                  ------------------------------------------------------------

    14,000        Merck & Co., Inc.                                                1,638,875

                  ------------------------------------------------------------

    20,000        Pfizer, Inc.                                                     2,096,250

                  ------------------------------------------------------------

     9,000        Schering Plough Corp.                                              753,188

                  ------------------------------------------------------------  ------------

                  Total                                                            5,955,213

                  ------------------------------------------------------------  ------------

                  HOSPITAL SUPPLIES

                  ------------------------------------------------------------

    11,200        Johnson & Johnson                                                  773,500

                  ------------------------------------------------------------  ------------

                  HOUSEHOLD PRODUCTS

                  ------------------------------------------------------------

     5,000        Avon Products, Inc.                                                409,063

                  ------------------------------------------------------------

    11,000        Colgate-Palmolive Co.                                              957,000

                  ------------------------------------------------------------

    13,000        Dial Corp.                                                         322,563

                  ------------------------------------------------------------

    10,000        Procter & Gamble Co.                                               839,375

                  ------------------------------------------------------------  ------------

                  Total                                                            2,528,001

                  ------------------------------------------------------------  ------------

                  TOBACCO

                  ------------------------------------------------------------

    16,000        Philip Morris Cos., Inc.                                           598,000

                  ------------------------------------------------------------  ------------

                  Total Consumer Staples                                          13,545,715

                  ------------------------------------------------------------  ------------


BALANCED FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  ENERGY--3.8%

                  ------------------------------------------------------------

                  OIL SERVICES

                  ------------------------------------------------------------

    10,000        Amoco Corp.                                                   $    418,125

                  ------------------------------------------------------------

     7,000        Chevron Corp.                                                      559,125

                  ------------------------------------------------------------

    19,200        Exxon Corp.                                                      1,353,600

                  ------------------------------------------------------------

     5,000        Halliburton Co.                                                    236,875

                  ------------------------------------------------------------

     6,000        Mobil Corp.                                                        468,000

                  ------------------------------------------------------------

     3,000        Schlumberger Ltd.                                                  234,188

                  ------------------------------------------------------------

    10,000        Texaco, Inc.                                                       577,500

                  ------------------------------------------------------------  ------------

                  Total Energy                                                     3,847,413

                  ------------------------------------------------------------  ------------

                  FINANCIAL--12.0%

                  ------------------------------------------------------------

                  BANKING

                  ------------------------------------------------------------

    11,000        American Express Co.                                             1,128,875

                  ------------------------------------------------------------

     7,500        American General Corp.                                             503,438

                  ------------------------------------------------------------

     9,000        BankAmerica Corp.                                                  744,188

                  ------------------------------------------------------------

    17,000        Federal National Mortgage Association                            1,017,875

                  ------------------------------------------------------------

     5,000        First Union Corp.                                                  276,563

                  ------------------------------------------------------------

    11,000        NationsBank Corp.                                                  833,250

                  ------------------------------------------------------------

    35,000        S&P Depositary Receipts Trust, ADR                               3,823,750

                  ------------------------------------------------------------

    22,000        Torchmark Corp.                                                    943,250

                  ------------------------------------------------------------

     2,700        Wells Fargo & Co.                                                  976,050

                  ------------------------------------------------------------  ------------

                  Total                                                           10,247,239

                  ------------------------------------------------------------  ------------

                  INSURANCE

                  ------------------------------------------------------------

     9,200        American International Group, Inc.                               1,139,075

                  ------------------------------------------------------------

     3,300        General RE Corp.                                                   725,588

                  ------------------------------------------------------------  ------------

                  Total                                                            1,864,663

                  ------------------------------------------------------------  ------------

                  Total Financial                                                 12,111,902

                  ------------------------------------------------------------  ------------


BALANCED FUND

--------------------------------------------------------------------------------





SHARES OR

PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  -----------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  UTILITIES--4.1%

                  ------------------------------------------------------------

                  COMMUNICATIONS

                  ------------------------------------------------------------

    18,600        Ameritech Corp.                                               $   789,338

                  ------------------------------------------------------------

    13,000        BellSouth Corp.                                                   838,500

                  ------------------------------------------------------------

    10,200   (c)  WorldCom, Inc.                                                    464,100

                  ------------------------------------------------------------  -----------

                  Total                                                           2,091,938

                  ------------------------------------------------------------  -----------

                  UTILITIES/ELECTRIC

                  ------------------------------------------------------------

     5,000        Duke Energy Corp.                                                 288,125

                  ------------------------------------------------------------

    10,000        Florida Progress Corp.                                            412,500

                  ------------------------------------------------------------

    18,000        SBC Communications, Inc.                                          699,750

                  ------------------------------------------------------------

     9,000        SCANA Corp.                                                       259,313

                  ------------------------------------------------------------

    15,000        Southern Co.                                                      398,438

                  ------------------------------------------------------------  -----------

                  Total                                                           2,058,126

                  ------------------------------------------------------------  -----------

                  Total Utilities                                                 4,150,064

                  ------------------------------------------------------------  -----------

                  TOTAL COMMON STOCKS (IDENTIFIED COST $31,963,309)              51,947,966

                  ------------------------------------------------------------  -----------

COLLATERALIZED MORTGAGE OBLIGATIONS--2.5%

------------------------------------------------------------------------------

                  FEDERAL HOME LOAN MORTGAGE CORPORATION

                  ------------------------------------------------------------

$  750,000        Series 1403, Class M, 6.50%, 12/15/2021                           752,453

                  ------------------------------------------------------------  -----------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION

                  ------------------------------------------------------------

   283,209        Series 1992/137, Class DA, 7.75%, 1/25/2017                       283,359

                  ------------------------------------------------------------

 1,000,000        Series G92-34, Class EC, 8.25%, 7/25/2005                       1,030,900

                  ------------------------------------------------------------


BALANCED FUND

--------------------------------------------------------------------------------





PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------


                                COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED

------------------------------------------------------------------------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED

                  ------------------------------------------------------------

$  500,000        Series G93-32, Class J, 6.75%, 5/25/2009                      $    511,600

                  ------------------------------------------------------------  ------------

                  Total                                                            1,825,859

                  ------------------------------------------------------------  ------------

                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST

                    $2,336,712)                                                    2,578,312

                  ------------------------------------------------------------  ------------

CORPORATE BONDS--10.5%

------------------------------------------------------------------------------

                  BASIC INDUSTRY--1.0%

                  ------------------------------------------------------------

                  CHEMICALS

                  ------------------------------------------------------------

 1,000,000        Air Products & Chemicals, Inc., 6.25%, 6/15/2003                 1,008,930

                  ------------------------------------------------------------  ------------

                  CONSUMER CYCLICAL--1.6%

                  ------------------------------------------------------------

                  AUTOMOTIVE

                  ------------------------------------------------------------

   120,000        Ford Motor Co., 8.875%, 4/1/2006                                   139,511

                  ------------------------------------------------------------  ------------

                  RETAIL SPECIALTY

                  ------------------------------------------------------------

   500,000        Penney (J.C.) Co., Inc., 6.375%, 9/15/2000                         505,505

                  ------------------------------------------------------------

 1,000,000        Sears Roebuck Acceptance Corp., 6.00%, 3/20/2003                   994,463

                  ------------------------------------------------------------  ------------

                  Total                                                            1,499,968

                  ------------------------------------------------------------  ------------

                  Total Consumer Cyclical                                          1,639,479

                  ------------------------------------------------------------  ------------

                  CONSUMER STAPLES--1.0%

                  ------------------------------------------------------------

                  FOOD & BEVERAGE

                  ------------------------------------------------------------

 1,000,000        Cargill, Inc., 6.15%, 2/25/2008                                  1,012,340

                  ------------------------------------------------------------  ------------

                  FINANCIAL--5.9%

                  ------------------------------------------------------------

                  FINANCE

                  ------------------------------------------------------------

   425,000        National Rural Utilities Cooperative Finance Corp., 6.046%,

                  4/15/2002                                                          425,187

                  ------------------------------------------------------------  ------------

                  FINANCE--COMMERCIAL

                  ------------------------------------------------------------

  2,000,00        Commercial Credit Co., 5.90%, 9/1/2003                           1,980,420

                  ------------------------------------------------------------

 1,000,000        Dow Jones & Co., 5.75%, 12/1/2000                                  998,830

                  ------------------------------------------------------------  ------------

                  Total                                                            2,979,250

                  ------------------------------------------------------------  ------------


BALANCED FUND

--------------------------------------------------------------------------------





PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------


CORPORATE BONDS--CONTINUED

------------------------------------------------------------------------------

                  FINANCIAL--CONTINUED

                  ------------------------------------------------------------

                  INSURANCE

                  ------------------------------------------------------------

$  500,000        Merrill Lynch & Co., Inc., 6.00%, 1/15/2001                   $    500,480

                  ------------------------------------------------------------

 1,000,000        Merrill Lynch & Co., Inc., 6.00%, 2/12/2003                        997,240

                  ------------------------------------------------------------  ------------

                  Total                                                            1,497,720

                  ------------------------------------------------------------  ------------

                  SECURITIES

                  ------------------------------------------------------------

 1,000,000        Lehman Brothers, Inc., 7.375%, 1/15/2007                         1,061,140

                  ------------------------------------------------------------  ------------

                  Total Financial                                                  5,963,297

                  ------------------------------------------------------------  ------------

                  UTILITIES--1.0%

                  ------------------------------------------------------------

                  GAS & ELECTRIC

                  ------------------------------------------------------------

 1,000,000        Pacific Gas & Electric Co., 1st Ref. Mtg., 5.875%, 10/1/2005       988,970

                  ------------------------------------------------------------  ------------

                  TOTAL CORPORATE BONDS (IDENTIFIED COST $10,500,749)             10,613,016

                  ------------------------------------------------------------  ------------

CORPORATE NOTES--7.3%

------------------------------------------------------------------------------

                  CONSUMER SERVICES

                  ------------------------------------------------------------

 1,000,000        Carnival Corp., 5.65%, 10/15/2000                                  995,590

                  ------------------------------------------------------------  ------------

                  FINANCE

                  ------------------------------------------------------------

 1,000,000        American General Finance Corp., 6.05%, 4/9/2003                    996,460

                  ------------------------------------------------------------  ------------

                  FINANCE--COMMERCIAL

                  ------------------------------------------------------------

   600,000        Associates Corp. of North America, 6.50%, 7/15/2002                609,912

                  ------------------------------------------------------------

   500,000        Associates Corp. of North America, 6.875%, 8/1/2003                516,750

                  ------------------------------------------------------------

 2,850,000        NationsBank Corp., 5.80%, 1/31/2001                              2,842,134

                  ------------------------------------------------------------

 1,000,000        Paccar Financial Corp., 6.02%, 3/15/2000                         1,001,670

                  ------------------------------------------------------------  ------------

                  Total                                                            4,970,466

                  ------------------------------------------------------------  ------------

                  HEALTH TECHNOLOGY

                  ------------------------------------------------------------

   400,000        Warner-Lambert Co., 5.75%, 1/15/2003                               395,916

                  ------------------------------------------------------------  ------------

                  TOTAL CORPORATE NOTES (IDENTIFIED COST $7,298,154)               7,358,432

                  ------------------------------------------------------------  ------------


BALANCED FUND

--------------------------------------------------------------------------------





PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------


U.S. GOVERNMENT AGENCIES--11.1%

------------------------------------------------------------------------------

                  FEDERAL FARM CREDIT BANK

                  ------------------------------------------------------------

$1,000,000        5.92%, 12/18/2002                                             $  1,007,160

                  ------------------------------------------------------------

   500,000        7.18%, 3/20/2007                                                   509,865

                  ------------------------------------------------------------  ------------

                  Total                                                            1,517,025

                  ------------------------------------------------------------  ------------

                  FEDERAL HOME LOAN BANK

                  ------------------------------------------------------------

 1,000,000        6.10%, 10/9/2002                                                 1,013,717

                  ------------------------------------------------------------

 1,000,000        6.93%, 9/26/2002                                                 1,010,280

                  ------------------------------------------------------------

 1,550,000        5.52%, 1/22/2001                                                 1,542,731

                  ------------------------------------------------------------  ------------

                  Total                                                            3,566,728

                  ------------------------------------------------------------  ------------

                  FEDERAL HOME LOAN MORTGAGE CORPORATION

                  ------------------------------------------------------------

 1,000,000        Deb., 6.67%, 12/14/2005                                          1,000,600

                  ------------------------------------------------------------  ------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION

                  ------------------------------------------------------------

 1,500,000        Discount Note, 10/8/2004                                         1,040,715

                  ------------------------------------------------------------

 1,000,000        6.09%, 8/21/2000                                                 1,008,470

                  ------------------------------------------------------------

 1,000,000        6.70%, 12/12/2006                                                1,021,950

                  ------------------------------------------------------------

   500,000        6.82%, 12/13/2006                                                  506,880

                  ------------------------------------------------------------

   510,000        7.54%, 11/2/2006                                                   514,636

                  ------------------------------------------------------------  ------------

                  Total                                                            4,092,651

                  ------------------------------------------------------------  ------------

                  TENNESSEE VALLEY AUTHORITY

                  ------------------------------------------------------------

 1,000,000        6.00%, 11/1/2000                                                 1,006,920

                  ------------------------------------------------------------  ------------

                  TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $11,084,881)    11,183,924

                  ------------------------------------------------------------  ------------

U.S. TREASURY OBLIGATIONS--11.5%

------------------------------------------------------------------------------

                  U.S. TREASURY BONDS

                  ------------------------------------------------------------

 1,000,000        7.50%, 5/15/2002                                                 1,066,740

                  ------------------------------------------------------------  ------------

                  U.S. TREASURY NOTES

                  ------------------------------------------------------------

 2,800,000        Receipt IO, 02/15/2006                                           1,816,500

                  ------------------------------------------------------------

 2,500,000        STRIPS, IO, 05/15/2001                                           2,127,325

                  ------------------------------------------------------------

 2,000,000        5.00%, 1/31/1999                                                 1,993,880

                  ------------------------------------------------------------


BALANCED FUND

--------------------------------------------------------------------------------





PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------


U.S. TREASURY OBLIGATIONS--CONTINUED

------------------------------------------------------------------------------

                  U.S. TREASURY NOTES--CONTINUED

                  ------------------------------------------------------------

$1,000,000        5.625%, 2/28/2001                                             $  1,002,020

                  ------------------------------------------------------------

 1,000,000        5.875%, 8/15/1998                                                1,001,450

                  ------------------------------------------------------------

 1,000,000        6.25%, 2/15/2003                                                 1,026,710

                  ------------------------------------------------------------

   500,000        6.25%, 8/31/2000                                                   507,465

                  ------------------------------------------------------------

 1,000,000        7.50%, 11/15/2001                                                1,059,501

                  ------------------------------------------------------------  ------------

                  Total                                                           10,534,851

                  ------------------------------------------------------------  ------------

                  TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST

                  $11,178,289)                                                    11,601,591

                  ------------------------------------------------------------  ------------

(A)REPURCHASE AGREEMENT--5.0%

------------------------------------------------------------------------------

 5,041,077        Wachovia Bank of NC, NA, Winston-Salem, 5.44%, dated

                  5/29/1998, due 6/1/1998 (AT AMORTIZED COST)                      5,041,077

                  ------------------------------------------------------------  ------------

                  TOTAL INVESTMENTS (IDENTIFIED COST $79,403,171)(B)            $100,324,318

                  ------------------------------------------------------------  ------------




(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.



(b) The cost of investments for federal tax purposes amounts to $79,403,171. The net unrealized appreciation of investments on a federal tax basis amounts to

    $20,921,147 which is comprised of $21,201,875 appreciation and $280,728 depreciation at May 31, 1998.



(c) Non-income producing security.



Note: The categories of investments are shown as a percentage of net assets

      ($101,116,991) at May 31, 1998.



The following acronyms are used throughout this portfolio:





ADR    --   American Depository Receipt

IO     --   Interest Only

            Separate Trading of Registered Interest & Principal of

STRIP  --   Securities




(See Notes which are an integral part of the Financial Statements)

VALUE FUND



PORTFOLIO OF INVESTMENTS

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--96.5%

------------------------------------------------------------------------------

                  BANKING--14.8%

                  ------------------------------------------------------------

    75,000        American General Corp.                                        $  5,034,375

                  ------------------------------------------------------------

    60,000        Banc One Corp.                                                   3,307,500

                  ------------------------------------------------------------

    17,000        Bank of New York Co., Inc.                                       1,039,125

                  ------------------------------------------------------------

    35,000        BankAmerica Corp.                                                2,894,063

                  ------------------------------------------------------------

    15,000        Bankers Trust New York Corp.                                     1,852,500

                  ------------------------------------------------------------

    18,000        Citicorp                                                         2,684,250

                  ------------------------------------------------------------

    13,000        First Chicago NBD Corp.                                          1,136,688

                  ------------------------------------------------------------

    50,000        First Union Corp.                                                2,765,625

                  ------------------------------------------------------------

    12,000        Fleet Financial Group, Inc.                                        984,000

                  ------------------------------------------------------------

     8,000        J.P. Morgan & Co., Inc.                                            993,500

                  ------------------------------------------------------------

    15,000        Merrill Lynch & Co., Inc.                                        1,342,500

                  ------------------------------------------------------------

    40,000        NationsBank Corp.                                                3,030,000

                  ------------------------------------------------------------

     3,900        Wells Fargo & Co.                                                1,409,850

                  ------------------------------------------------------------  ------------

                  Total Banking                                                   28,473,976

                  ------------------------------------------------------------  ------------

                  BASIC INDUSTRY--6.1%

                  ------------------------------------------------------------

                  ALUMINUM

                  ------------------------------------------------------------

    40,000        Aluminum Co. of America                                          2,775,000

                  ------------------------------------------------------------  ------------

                  CHEMICALS

                  ------------------------------------------------------------

    75,000        Nalco Chemical Co.                                               2,812,500

                  ------------------------------------------------------------  ------------

                  PAPER

                  ------------------------------------------------------------

    55,000        Weyerhaeuser Co.                                                 2,794,688

                  ------------------------------------------------------------  ------------


VALUE FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


                                                      COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  BASIC INDUSTRY--CONTINUED

                  ------------------------------------------------------------

                  PROCESS INDUSTRIES

                  ------------------------------------------------------------

    10,000        Dow Chemical Co.                                              $    968,750

                  ------------------------------------------------------------

    75,000        Mead Corp.                                                       2,334,375

                  ------------------------------------------------------------  ------------

                  Total                                                            3,303,125

                  ------------------------------------------------------------  ------------

                  Total Basic Industry                                            11,685,313

                  ------------------------------------------------------------  ------------

                  CAPITAL GOODS--7.7%

                  ------------------------------------------------------------

                  ELECTRICAL EQUIPMENT/MACHINERY

                  ------------------------------------------------------------

    30,000        Allied-Signal, Inc.                                              1,282,500

                  ------------------------------------------------------------

    17,000        Caterpillar, Inc.                                                  933,938

                  ------------------------------------------------------------

    25,000        Emerson Electric Co.                                             1,518,750

                  ------------------------------------------------------------

    75,000        Ingersoll-Rand Co.                                               3,379,688

                  ------------------------------------------------------------

    40,000        TRW, Inc.                                                        2,142,500

                  ------------------------------------------------------------  ------------

                  Total                                                            9,257,376

                  ------------------------------------------------------------  ------------

                  INDUSTRIAL

                  ------------------------------------------------------------

   170,000        Cooper Tire & Rubber Co.                                         4,026,875

                  ------------------------------------------------------------

    20,000        Goodyear Tire & Rubber Co.                                       1,437,500

                  ------------------------------------------------------------  ------------

                  Total                                                            5,464,375

                  ------------------------------------------------------------  ------------

                  Total Capital Goods                                             14,721,751

                  ------------------------------------------------------------  ------------

                  CONSUMER CYCLICAL--6.7%

                  ------------------------------------------------------------

                  AUTOS/LODGING/OTHER

                  ------------------------------------------------------------

    28,000        Chrysler Corp.                                                   1,557,500

                  ------------------------------------------------------------

    60,000        Ford Motor Co.                                                   3,112,500

                  ------------------------------------------------------------

    35,000        General Motors Corp.                                             2,517,813

                  ------------------------------------------------------------  ------------

                  Total                                                            7,187,813

                  ------------------------------------------------------------  ------------


VALUE FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


                                                      COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  CONSUMER CYCLICAL--CONTINUED

                  ------------------------------------------------------------

                  RETAIL SPECIALITY/MERCHANDISING

                  ------------------------------------------------------------

    60,000        Penney (J.C.) Co., Inc.                                       $  4,308,750

                  ------------------------------------------------------------

    20,000        Sears, Roebuck & Co.                                             1,236,250

                  ------------------------------------------------------------  ------------

                  Total                                                            5,545,000

                  ------------------------------------------------------------  ------------

                  Total Consumer Cyclical                                         12,732,813

                  ------------------------------------------------------------  ------------

                  CONSUMER SERVICES--5.2%

                  ------------------------------------------------------------

                  FOOD PROCESSING

                  ------------------------------------------------------------

    90,000        Sysco Corp.                                                      2,098,125

                  ------------------------------------------------------------

    30,000        McDonald's Corp.                                                 1,968,750

                  ------------------------------------------------------------  ------------

                  Total                                                            4,066,875

                  ------------------------------------------------------------  ------------

                  ENTERTAINMENT

                  ------------------------------------------------------------

    33,000        Disney (Walt) Co.                                                3,733,125

                  ------------------------------------------------------------

    28,000        Time Warner, Inc.                                                2,178,750

                  ------------------------------------------------------------  ------------

                  Total                                                            5,911,875

                  ------------------------------------------------------------  ------------

                  Total Consumer Services                                          9,978,750

                  ------------------------------------------------------------  ------------

                  CONSUMER STAPLES--5.1%

                  ------------------------------------------------------------

                  HEALTH CARE/DRUG

                  ------------------------------------------------------------

    35,000        Bristol-Myers Squibb Co.                                         3,762,500

                  ------------------------------------------------------------

    29,000        Columbia/HCA Healthcare Corp.                                      947,938

                  ------------------------------------------------------------

    22,000        Pharmacia & Upjohn, Inc.                                           972,125

                  ------------------------------------------------------------  ------------

                  Total                                                            5,682,563

                  ------------------------------------------------------------  ------------

                  CONSUMER DURABLES

                  ------------------------------------------------------------

    18,000        Eastman Kodak Co.                                                1,284,750

                  ------------------------------------------------------------  ------------


VALUE FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


                                                      COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  CONSUMER STAPLES--CONTINUED

                  ------------------------------------------------------------

                  CONSUMER NON-DURABLES

                  ------------------------------------------------------------

    25,000        PepsiCo, Inc.                                                 $  1,020,313

                  ------------------------------------------------------------

    60,000        RJR Nabisco Holdings Corp.                                       1,691,250

                  ------------------------------------------------------------  ------------

                  Total                                                            2,711,563

                  ------------------------------------------------------------  ------------

                  Total Consumer Staples                                           9,678,876

                  ------------------------------------------------------------  ------------

                  ENERGY--15.0%

                  ------------------------------------------------------------

                  OIL SERVICES

                  ------------------------------------------------------------

    60,000        Amoco Corp.                                                      2,508,750

                  ------------------------------------------------------------

    35,000        Atlantic Richfield Co.                                           2,760,625

                  ------------------------------------------------------------

    35,000        Chevron Corp.                                                    2,795,625

                  ------------------------------------------------------------

   120,000        Exxon Corp.                                                      8,460,000

                  ------------------------------------------------------------

    45,000        Mobil Corp.                                                      3,510,000

                  ------------------------------------------------------------

   105,000        Royal Dutch Petroleum Co., ADR                                   5,886,563

                  ------------------------------------------------------------

    50,000        Texaco, Inc.                                                     2,887,500

                  ------------------------------------------------------------  ------------

                  Total Energy                                                    28,809,063

                  ------------------------------------------------------------  ------------

                  INSURANCE/MISCELLANEOUS--10.3%

                  ------------------------------------------------------------

    30,000        Allstate Corp.                                                   2,823,750

                  ------------------------------------------------------------

    15,000        Associates First Capital Corp., Class A                          1,122,188

                  ------------------------------------------------------------

    35,000        Chubb Corp.                                                      2,784,688

                  ------------------------------------------------------------

    31,000        Federal Home Loan Mortgage Corp.                                 1,410,500

                  ------------------------------------------------------------

    30,000        First Data Corp., Class                                            997,500

                  ------------------------------------------------------------

    80,000        Jefferson-Pilot Corp.                                            4,580,000

                  ------------------------------------------------------------

    15,000        National City Corp.                                              1,016,250

                  ------------------------------------------------------------

    34,000        Norwest Corp.                                                    1,321,750

                  ------------------------------------------------------------

    60,000        Travelers Group, Inc.                                            3,660,000

                  ------------------------------------------------------------  ------------

                  Total Insurance/Miscellaneous                                   19,716,626

                  ------------------------------------------------------------  ------------


VALUE FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


                                                      COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  TECHNOLOGY--9.7%

                  ------------------------------------------------------------

    75,000        AMP, Inc.                                                     $  2,850,000

                  ------------------------------------------------------------

    60,000        Boeing Co.                                                       2,857,500

                  ------------------------------------------------------------

    47,000        International Business Machines Corp.                            5,516,625

                  ------------------------------------------------------------

    27,000        Lockheed Martin Corp.                                            3,030,750

                  ------------------------------------------------------------

    40,000        Motorola, Inc.                                                   2,117,500

                  ------------------------------------------------------------

    20,000        Raytheon Co., Class B                                            1,093,750

                  ------------------------------------------------------------

    12,000        United Technologies Corp.                                        1,128,000

                  ------------------------------------------------------------  ------------

                  Total Technology                                                18,594,125

                  ------------------------------------------------------------  ------------

                  TRANSPORTATION--2.3%

                  ------------------------------------------------------------

    40,000        USFreightways Corp.                                              1,260,000

                  ------------------------------------------------------------

    65,000        Union Pacific Corp.                                              3,144,375

                  ------------------------------------------------------------  ------------

                  Total Transportation                                             4,404,375

                  ------------------------------------------------------------  ------------

                  UTILITIES--13.6%

                  ------------------------------------------------------------

                  COMMUNICATIONS

                  ------------------------------------------------------------

    75,000        AT&T Corp.                                                       4,565,625

                  ------------------------------------------------------------

    60,000        BellSouth Corp.                                                  3,870,000

                  ------------------------------------------------------------

    35,000        CBS Corp.                                                        1,111,250

                  ------------------------------------------------------------

    19,000        Sprint Corp.                                                     1,363,250

                  ------------------------------------------------------------

    85,000   (c)  WorldCom, Inc.                                                   3,867,500

                  ------------------------------------------------------------  ------------

                  Total                                                           14,777,625

                  ------------------------------------------------------------  ------------


VALUE FUND

--------------------------------------------------------------------------------





SHARES OR

PRINCIPAL

  AMOUNT                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  UTILITIES--CONTINUED

                  ------------------------------------------------------------

                  ELECTRICAL

                  ------------------------------------------------------------

    30,000        Duke Energy Corp.                                             $  1,728,750

                  ------------------------------------------------------------

   105,000        SCANA Corp.                                                      3,025,313

                  ------------------------------------------------------------

   150,000        Southern Co.                                                     3,984,375

                  ------------------------------------------------------------

    60,000        TECO Energy, Inc.                                                1,571,250

                  ------------------------------------------------------------

    21,000        U.S. West, Inc.                                                  1,065,750

                  ------------------------------------------------------------  ------------

                  Total                                                           11,375,438

                  ------------------------------------------------------------  ------------

                  Total Utilities                                                 26,153,063

                  ------------------------------------------------------------  ------------

                  TOTAL COMMON STOCKS (IDENTIFIED COST $159,356,263)             184,948,731

                  ------------------------------------------------------------  ------------

(A)REPURCHASE AGREEMENT--3.3%

------------------------------------------------------------------------------

$6,352,473        Wachovia Bank of NC, 5.44%, dated 5/29/1998, due 6/1/1998

                  (AT AMORTIZED COST)                                              6,352,473

                  ------------------------------------------------------------  ------------

                  TOTAL INVESTMENTS (IDENTIFIED COST $165,708,736)(B)           $191,301,204

                  ------------------------------------------------------------  ------------




(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.



(b) The cost of investments for federal tax purposes amounts to $165,708,736.

    The net unrealized appreciation of investments on a federal tax basis amounts to $25,592,468 which is comprised of $28,582,381 appreciation and

    $2,989,913 depreciation at May 31, 1998.



(c) Non-income producing security.



Note: The categories of investments are shown as a percentage of net assets

      ($191,751,405) at May 31, 1998.



The following acronym is used throughout this portfolio:



ADR -- American Depository Receipt



(See Notes which are an integral part of the Financial Statements)

GROWTH FUND



PORTFOLIO OF INVESTMENTS

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--99.3%

------------------------------------------------------------------------------

                  BASIC INDUSTRIES--3.2%

                  ------------------------------------------------------------

                  CHEMICALS/METALS

                  ------------------------------------------------------------

    96,000        Du Pont (E.I.) de Nemours & Co.                               $  7,392,000

                  ------------------------------------------------------------

    51,000        Monsanto Co.                                                     2,824,125

                  ------------------------------------------------------------  ------------

                  Total Basic Industries                                          10,216,125

                  ------------------------------------------------------------  ------------

                  CAPITAL GOODS--7.1%

                  ------------------------------------------------------------

                  EQUIPMENT--MACHINERY

                  ------------------------------------------------------------

   233,000        General Electric Co.                                            19,426,375

                  ------------------------------------------------------------

    24,000        Illinois Tool Works, Inc.                                        1,584,000

                  ------------------------------------------------------------

    33,000        Pitney Bowes, Inc.                                               1,551,000

                  ------------------------------------------------------------  ------------

                  Total Capital Goods                                             22,561,375

                  ------------------------------------------------------------  ------------

                  CONSUMER CYCLICAL--7.5%

                  ------------------------------------------------------------

                  ENTERTAINMENT

                  ------------------------------------------------------------

    41,000        Mattel, Inc.                                                     1,552,875

                  ------------------------------------------------------------  ------------

                  MERCHANDISE/MASS MERCHANDISING

                  ------------------------------------------------------------

    30,000   (a)  Costco Cos., Inc.                                                1,736,250

                  ------------------------------------------------------------

    37,000        Dayton-Hudson Corp.                                              1,715,875

                  ------------------------------------------------------------

   192,000        Wal-Mart Stores, Inc.                                           10,596,000

                  ------------------------------------------------------------  ------------

                  Total                                                           14,048,125

                  ------------------------------------------------------------  ------------

                  MERCHANDISE/SPECIALTY

                  ------------------------------------------------------------

    31,000        Gap (The), Inc.                                                  1,674,000

                  ------------------------------------------------------------

    62,000        Home Depot, Inc.                                                 4,870,875

                  ------------------------------------------------------------

    47,000        Walgreen Co.                                                     1,653,813

                  ------------------------------------------------------------  ------------

                  Total                                                            8,198,688

                  ------------------------------------------------------------  ------------

                  Total Consumer Cyclical                                         23,799,688

                  ------------------------------------------------------------  ------------


GROWTH FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  CONSUMER NON-CYCLICAL--9.6%

                  ------------------------------------------------------------

                  TOBACCO/COSMETICS/HOUSEHOLD

                  ------------------------------------------------------------

    25,000        Colgate-Palmolive Co.                                         $  2,175,000

                  ------------------------------------------------------------

    47,000        Gillette Co.                                                     5,504,875

                  ------------------------------------------------------------

    47,000        Kimberly-Clark Corp.                                             2,329,438

                  ------------------------------------------------------------

   174,000        Philip Morris Cos., Inc.                                         6,503,250

                  ------------------------------------------------------------

   114,000        Procter & Gamble Co.                                             9,568,875

                  ------------------------------------------------------------

    54,000        Unilever N.V., ADR                                               4,262,625

                  ------------------------------------------------------------  ------------

                  Total Consumer Non-Cyclical                                     30,344,063

                  ------------------------------------------------------------  ------------

                  CONSUMER SERVICES--1.0%

                  ------------------------------------------------------------

    74,000   (a)  Cendant Corp.                                                    1,604,875

                  ------------------------------------------------------------

    24,000        Gannett Co., Inc.                                                1,582,500

                  ------------------------------------------------------------  ------------

                  Total Consumer Services                                          3,187,375

                  ------------------------------------------------------------  ------------

                  FOOD & BEVERAGE--10.3%

                  ------------------------------------------------------------

    40,000        Anheuser-Busch Cos., Inc.                                        1,837,500

                  ------------------------------------------------------------

    29,000        BestFoods                                                        1,636,688

                  ------------------------------------------------------------

    39,000        Campbell Soup Co.                                                2,125,500

                  ------------------------------------------------------------

   190,000        Coca-Cola Co.                                                   14,891,250

                  ------------------------------------------------------------

    55,000        ConAgra, Inc.                                                    1,608,750

                  ------------------------------------------------------------

    29,000        Heinz (H.J.) Co.                                                 1,538,813

                  ------------------------------------------------------------

    39,000        Kellogg Co.                                                      1,611,188

                  ------------------------------------------------------------

   129,000        PepsiCo, Inc.                                                    5,264,813

                  ------------------------------------------------------------

    40,000        Sara Lee Corp.                                                   2,355,000

                  ------------------------------------------------------------  ------------

                  Total Food & Beverage                                           32,869,502

                  ------------------------------------------------------------  ------------

                  HEALTHCARE/DRUG--15.9%

                  ------------------------------------------------------------

    92,000        American Home Products Corp.                                     4,444,750

                  ------------------------------------------------------------

    84,000        Bristol-Myers Squibb Co.                                         9,030,000

                  ------------------------------------------------------------

    76,000        Lilly (Eli) & Co.                                                4,669,250

                  ------------------------------------------------------------


GROWTH FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  HEALTHCARE/DRUG--CONTINUED

                  ------------------------------------------------------------

   102,000        Merck & Co., Inc.                                             $ 11,940,375

                  ------------------------------------------------------------

   110,000        Pfizer, Inc.                                                    11,529,375

                  ------------------------------------------------------------

    62,000        Schering Plough Corp.                                            5,188,625

                  ------------------------------------------------------------

    57,000        Warner-Lambert Co.                                               3,637,313

                  ------------------------------------------------------------  ------------

                  Total Healthcare/Drug                                           50,439,688

                  ------------------------------------------------------------  ------------

                  HOSPITAL SUPPLIES--3.9%

                  ------------------------------------------------------------

    54,000        Abbott Laboratories                                              4,006,125

                  ------------------------------------------------------------

    95,000        Johnson & Johnson                                                6,560,938

                  ------------------------------------------------------------

    33,000        Medtronic, Inc.                                                  1,835,625

                  ------------------------------------------------------------  ------------

                  Total Hospital Supplies                                         12,402,688

                  ------------------------------------------------------------  ------------

                  ENERGY--1.5%

                  ------------------------------------------------------------

                  OIL SERVICES

                  ------------------------------------------------------------

    33,000        Halliburton Co.                                                  1,563,375

                  ------------------------------------------------------------

    42,000        Schlumberger Ltd.                                                3,278,625

                  ------------------------------------------------------------  ------------

                  Total Energy                                                     4,842,000

                  ------------------------------------------------------------  ------------

                  INSURANCE/MISCELLANEOUS--7.5%

                  ------------------------------------------------------------

    39,000        American Express Co.                                             4,002,375

                  ------------------------------------------------------------

    60,000        American International Group, Inc.                               7,428,750

                  ------------------------------------------------------------

    90,000        Federal National Mortgage Association                            5,388,750

                  ------------------------------------------------------------

    32,000        Franklin Resources, Inc.                                         1,564,000

                  ------------------------------------------------------------

    18,000        Marsh & McLennan Cos., Inc.                                      1,576,125

                  ------------------------------------------------------------

    51,000        Morgan Stanley, Dean Witter & Co.                                3,981,188

                  ------------------------------------------------------------  ------------

                  Total Insurance/Miscellaneous                                   23,941,188

                  ------------------------------------------------------------  ------------

                  BANKING--2.3%

                  ------------------------------------------------------------

    36,000        Chase Manhattan Corp.                                            4,893,750

                  ------------------------------------------------------------

    63,000        U.S. Bancorp, Inc.                                               2,464,875

                  ------------------------------------------------------------  ------------

                  Total Banking                                                    7,358,625

                  ------------------------------------------------------------  ------------


GROWTH FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  TECHNOLOGY--22.8%

                  ------------------------------------------------------------

    87,000   (a)  Cisco Systems, Inc.                                           $  6,579,375

                  ------------------------------------------------------------

   129,000        Compaq Computer Corp.                                            3,523,313

                  ------------------------------------------------------------

    46,000        Computer Associates International, Inc.                          2,415,000

                  ------------------------------------------------------------

    55,000   (a)  Dell Computer Corp.                                              4,532,344

                  ------------------------------------------------------------

    88,000        Hewlett-Packard Co.                                              5,467,000

                  ------------------------------------------------------------

   139,000        Intel Corp.                                                      9,929,813

                  ------------------------------------------------------------

   111,000        Lucent Technologies, Inc.                                        7,874,063

                  ------------------------------------------------------------

   208,000   (a)  Microsoft Corp.                                                 17,641,000

                  ------------------------------------------------------------

    29,000        Minnesota Mining & Manufacturing Co.                             2,686,125

                  ------------------------------------------------------------

    45,000        Northern Telecom Ltd.                                            2,880,000

                  ------------------------------------------------------------

    84,000   (a)  Oracle Corp.                                                     1,984,500

                  ------------------------------------------------------------

    27,000        Texas Instruments, Inc.                                          1,387,125

                  ------------------------------------------------------------

    49,000        Tyco International, Ltd.                                         2,713,375

                  ------------------------------------------------------------

    28,000        Xerox Corp.                                                      2,877,000

                  ------------------------------------------------------------  ------------

                  Total Technology                                                72,490,033

                  ------------------------------------------------------------  ------------

                  UTILITIES--6.1%

                  ------------------------------------------------------------

                  COMMUNICATIONS

                  ------------------------------------------------------------

    40,000   (a)  Airtouch Communications, Inc.                                    1,905,000

                  ------------------------------------------------------------

    77,000        Ameritech Corp.                                                  3,267,688

                  ------------------------------------------------------------

    55,000        Bell Atlantic Corp.                                              5,039,375

                  ------------------------------------------------------------

   131,000        SBC Communications, Inc.                                         5,092,625

                  ------------------------------------------------------------  ------------

                  Total                                                           15,304,688

                  ------------------------------------------------------------  ------------

                  ELECTRICAL

                  ------------------------------------------------------------

    68,000        GTE Corp.                                                        3,965,243

                  ------------------------------------------------------------  ------------

                  Total Utilities                                                 19,269,931

                  ------------------------------------------------------------  ------------


GROWTH FUND

--------------------------------------------------------------------------------





  SHARES                                                                           VALUE

----------        ------------------------------------------------------------  ------------


COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------

                  TRANSPORTATION--0.5%

                  ------------------------------------------------------------

    54,000        Southwest Airlines Co.                                        $  1,441,126

                  ------------------------------------------------------------  ------------

                  TOTAL COMMON STOCKS (IDENTIFIED COST $228,455,483)             315,163,407

                  ------------------------------------------------------------  ------------

(B)REPURCHASE AGREEMENTS--1.1%

------------------------------------------------------------------------------

 3,431,105        Wachovia Bank of NC, NA, Winston-Salem, 5.44%, dated

                  5/29/1998, due 6/1/1998 (AT AMORTIZED COST)                      3,431,105

                  ------------------------------------------------------------  ------------

                  TOTAL INVESTMENTS (IDENTIFIED COST $231,886,588)(C)           $318,594,512

                  ------------------------------------------------------------  ------------




(a) Non-income producing security.



(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.



(c) The cost of investments for federal tax purposes amounts to $231,886,588.

    The net unrealized appreciation of investments on a federal tax basis amounts to $86,707,924 which is comprised of $90,229,489 appreciation and

    $3,521,565 depreciation at May 31, 1998.



Note: The categories of investments are shown as a percentage of net assets

      ($317,684,984) at May 31, 1998.



The following acronym is used throughout this portfolio:



ADR -- American Depository Receipt



(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





                                                                TREASURY        LIMITED

                                                                 MONEY         MATURITY         FIXED

                                                                 MARKET       GOVERNMENT        INCOME

                                                                  FUND           FUND            FUND

                                                                  ----           ----            ----


ASSETS:

------------------------------------------------------------

Investments in securities, at value                           $278,907,754    $88,335,288    $233,279,959

------------------------------------------------------------

Cash                                                                   --          1,545               --

------------------------------------------------------------

Income receivable                                                 182,173      1,080,539        3,029,636

------------------------------------------------------------

Receivables for shares sold                                            --             --               --

------------------------------------------------------------

Other assets                                                           --          2,677               --

------------------------------------------------------------  ------------    -----------    ------------

    Total assets                                              279,089,927     89,420,049      236,309,595

------------------------------------------------------------

LIABILITIES:

------------------------------------------------------------

Payable for investments purchased                                      --             --               --

------------------------------------------------------------

Payable for shares redeemed                                            --             --               --

------------------------------------------------------------

Income distribution payable                                     1,127,166        358,183        1,029,867

------------------------------------------------------------

Payable to Bank                                                    65,367             --               --

------------------------------------------------------------

Accrued expenses                                                   48,154         21,383          173,829

------------------------------------------------------------  ------------    -----------    ------------

    Total liabilities                                           1,240,687        379,566        1,203,696

------------------------------------------------------------  ------------    -----------    ------------

NET ASSETS CONSIST OF:

------------------------------------------------------------

Paid in capital                                               $277,849,240    $88,876,166    $235,348,769

------------------------------------------------------------

Net unrealized appreciation of investments                             --        381,011        3,020,038

------------------------------------------------------------

Accumulated net realized gain (loss) on investments                    --       (235,640)      (3,266,692)

------------------------------------------------------------

Undistributed net investment income                                    --         18,946            3,784

------------------------------------------------------------  ------------    -----------    ------------

    Total Net Assets                                          $277,849,240    $89,040,483    $235,105,899

------------------------------------------------------------  ------------    -----------    ------------

NET ASSET VALUE:*

(net assets / shares outstanding)

------------------------------------------------------------

  Trust Shares                                                      $1.00          $9.97           $10.42

  Investment Shares                                                 $1.00          $9.97           $10.42

------------------------------------------------------------  ------------    -----------    ------------

REDEMPTION PROCEEDS PER SHARE*

------------------------------------------------------------

  Trust Shares                                                      $1.00          $9.97           $10.42

  Investment Shares                                                 $1.00          $9.67**         $10.11**

------------------------------------------------------------  ------------    -----------    ------------

NET ASSETS:

------------------------------------------------------------

  Trust Shares                                                $232,608,210    $57,555,627    $215,689,976

  Investment Shares                                           $45,241,030     $31,484,856    $ 19,415,923

------------------------------------------------------------  ------------    -----------    ------------

SHARES OUTSTANDING:

------------------------------------------------------------

  Trust Shares                                                232,608,210      5,775,163       20,696,169

  Investment Shares                                            45,241,030      3,159,296        1,863,027

------------------------------------------------------------  ------------    -----------    ------------

      TOTAL SHARES OUTSTANDING                                277,849,240      8,934,459       22,559,196

------------------------------------------------------------  ------------    -----------    ------------

Investments, at identified cost                               $278,907,754    $87,954,277    $230,259,921

------------------------------------------------------------  ------------    -----------    ------------

Investments, at tax cost                                      $278,907,754    $87,954,277    $230,259,921

------------------------------------------------------------  ------------    -----------    ------------




*   See "What Shares Cost" in the Prospectus.



** Computation of Redemption Proceeds: 97/100 of net asset value.



(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



STATEMENTS OF ASSETS AND LIABILITIES

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





                                                                BALANCED         VALUE           GROWTH

                                                                  FUND            FUND            FUND

                                                                  ----            ----            ----


ASSETS:

------------------------------------------------------------

Investments in securities, at value                           $100,324,318    $191,301,204    $318,594,512

------------------------------------------------------------

Cash                                                                    --          79,850              --

------------------------------------------------------------

Income receivable                                                  709,953         545,387         309,787

------------------------------------------------------------

Receivable for shares sold                                         156,395          37,644          37,644

------------------------------------------------------------

Deferred expenses                                                    5,012           4,232              --

------------------------------------------------------------    ----------      ----------     -----------

    Total assets                                               101,195,678     191,968,317    318,941,943

------------------------------------------------------------

LIABILITIES:

------------------------------------------------------------

Payable for investments purchased                                       --              --         848,155

------------------------------------------------------------

Payable for shares redeemed                                             --          81,000          92,000

------------------------------------------------------------

Income distribution payable                                             --             399           3,633

------------------------------------------------------------

Capital gain distribution payable                                       --           3,018              --

------------------------------------------------------------

Payable to Bank                                                     13,436              --           8,067

------------------------------------------------------------

Accrued expenses                                                    65,251         132,495         305,104

------------------------------------------------------------   -----------     -----------     -----------

    Total liabilities                                               78,687         216,912       1,256,959

------------------------------------------------------------   -----------     -----------     -----------

NET ASSETS CONSIST OF:

------------------------------------------------------------

Paid in capital                                               $ 77,842,047    $147,317,083    $209,042,456

------------------------------------------------------------

Net unrealized appreciation of investments                      20,921,147      25,592,468      86,707,924

------------------------------------------------------------

Accumulated net realized gain (loss) on investments              2,003,917      18,489,880      21,932,179

------------------------------------------------------------

Undistributed net investment income                                349,880         351,974           2,425

------------------------------------------------------------   -----------     -----------     -----------

    Total Net Assets                                          $101,116,991    $191,751,405    $317,684,984

------------------------------------------------------------   -----------     -----------     -----------

NET ASSET VALUE:*

(net assets / shares outstanding)

------------------------------------------------------------

  Trust Shares                                                      $14.43          $17.14          $17.43

  Investment Shares                                                 $14.43          $17.14          $17.43

------------------------------------------------------------   -----------     -----------     -----------

REDEMPTION PROCEEDS PER SHARE*

------------------------------------------------------------

  Trust Shares                                                      $14.43          $17.14          $17.43

  Investment Shares                                                 $14.00**        $16.63**        $16.91**

------------------------------------------------------------   -----------     -----------     -----------

NET ASSETS:

------------------------------------------------------------

  Trust Shares                                                $  8,018,569    $154,480,159    $215,416,617

  Investment Shares                                           $ 93,098,422    $ 37,271,246    $102,268,367

------------------------------------------------------------   -----------      ----------     -----------

SHARES OUTSTANDING:

------------------------------------------------------------

  Trust Shares                                                     555,621       9,014,929      12,361,509

  Investment Shares                                              6,451,151       2,175,021       5,868,745

------------------------------------------------------------   -----------     -----------     -----------

    TOTAL SHARES OUTSTANDING                                     7,006,772      11,189,950      18,230,254

------------------------------------------------------------   -----------     -----------     -----------

Investments, at identified cost                               $ 79,403,171    $165,708,736    $231,886,588

------------------------------------------------------------   -----------     -----------     -----------

Investments, at tax cost                                      $ 79,403,171    $165,708,736    $231,886,588

------------------------------------------------------------   -----------     -----------     -----------




*   See "What Shares Cost" in the Prospectus.



** Computation of Redemption Proceeds: 97/100 of net asset value.



(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





                                                                            LIMITED

                                                              TREASURY      MATURITY

                                                                MONEY      GOVERNMENT   FIXED INCOME

                                                             MARKET FUND      FUND          FUND

                                                             -----------      ----          ----


INVESTMENT INCOME:

-----------------------------------------------------------

Interest                                                     $6,775,811    $2,483,921    $6,804,931

-----------------------------------------------------------

Dividends                                                            --           --             --

-----------------------------------------------------------  -----------   ---------    ------------

    Total income                                              6,775,811    2,483,921      6,804,931

-----------------------------------------------------------

EXPENSES:

-----------------------------------------------------------

Investment advisory fee                                         649,588      300,799        806,289

-----------------------------------------------------------

Administrative personnel and services fee                       140,710       46,616        116,499

-----------------------------------------------------------

Custodian fees                                                   25,718        9,841         22,278

-----------------------------------------------------------

Transfer and dividend disbursing agent fees and expenses         38,375        3,537         13,040

-----------------------------------------------------------

Trustees' fees                                                      872          235            350

-----------------------------------------------------------

Auditing fees                                                    12,554        4,706         10,328

-----------------------------------------------------------

Legal fees                                                        2,300          550          1,300

-----------------------------------------------------------

Portfolio accounting fees                                        28,558        4,800         18,872

-----------------------------------------------------------

Distribution services fee                                       101,227           --             --

-----------------------------------------------------------

Shareholder services fee--Investment Shares                          --        2,420          1,461

-----------------------------------------------------------

Share registration costs                                         26,920        5,482         11,590

-----------------------------------------------------------

Printing and postage                                              5,604        1,640          4,861

-----------------------------------------------------------

Insurance premiums                                                2,458           --             --

-----------------------------------------------------------

Miscellaneous                                                        --          935             --

-----------------------------------------------------------  -----------   ---------    ------------

    Total expenses                                            1,034,884      381,561      1,006,868

-----------------------------------------------------------

Waiver of investment advisory fee                              (324,794)          --             --

-----------------------------------------------------------  -----------   ---------    ------------

    Net expenses                                                710,090      381,561      1,006,868

-----------------------------------------------------------  -----------   ---------    ------------

         Net investment income                                6,065,721    2,102,360      5,798,063

-----------------------------------------------------------  -----------   ---------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

-----------------------------------------------------------

Net realized gain (loss) on investments                              --      102,055        424,490

-----------------------------------------------------------

Change in unrealized appreciation (depreciation) of

investments                                                          --       74,960        312,862

-----------------------------------------------------------  -----------   ---------    ------------

    Net realized and unrealized gain (loss) on investments           --      177,015        737,352

-----------------------------------------------------------  -----------   ---------    ------------

         Change in net assets resulting from operations      $6,065,721    $2,279,375    $6,535,415

-----------------------------------------------------------  -----------   ---------    ------------




(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------





                                                              BALANCED        VALUE         GROWTH

                                                                FUND          FUND           FUND

                                                                ----          ----           ----


INVESTMENT INCOME:

-----------------------------------------------------------

Interest                                                     $1,368,356    $  187,203    $   104,134

-----------------------------------------------------------

Dividends                                                       363,452     1,862,220      1,694,211

-----------------------------------------------------------  -----------   ----------    ------------

    Total income                                              1,731,808     2,049,423      1,798,345

-----------------------------------------------------------

EXPENSES:

-----------------------------------------------------------

Investment advisory fee                                         369,586       697,921      1,173,387

-----------------------------------------------------------

Administrative personnel and services fee                        50,068        94,506        158,957

-----------------------------------------------------------

Custodian fees                                                   10,486        18,695         38,043

-----------------------------------------------------------

Transfer and dividend disbursing agent fees and expenses          5,926        22,085         29,133

-----------------------------------------------------------

Trustees' fees                                                      560            --          1,176

-----------------------------------------------------------

Auditing fees                                                     6,466         5,940          8,745

-----------------------------------------------------------

Legal fees                                                          400           300          1,695

-----------------------------------------------------------

Portfolio accounting fees                                        11,691        23,461         42,811

-----------------------------------------------------------

Distribution services fee                                            --            --             --

-----------------------------------------------------------

Shareholder services fee--Investment Shares                       7,025         2,823          7,829

-----------------------------------------------------------

Share registration costs                                          9,693        14,033         17,394

-----------------------------------------------------------

Printing and postage                                              4,000            --          3,157

-----------------------------------------------------------

Insurance premiums                                                   --            --             --

-----------------------------------------------------------

Miscellaneous                                                     1,300           703             --

-----------------------------------------------------------  -----------   ----------    ------------

    Total expenses                                              477,201       880,467      1,482,327

-----------------------------------------------------------

Waiver of investment advisory fee                                    --            --             --

-----------------------------------------------------------  -----------   ----------    ------------

    Net expenses                                                477,201       880,467      1,482,327

-----------------------------------------------------------  -----------   ----------    ------------

         Net investment income                                1,254,607     1,168,956        316,018

-----------------------------------------------------------  -----------   ----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

-----------------------------------------------------------

Net realized gain (loss) on investments                       2,003,858    18,489,475     22,022,138

-----------------------------------------------------------

Change in unrealized appreciation (depreciation) of

investments                                                   4,822,895    (4,036,018)    19,192,686

-----------------------------------------------------------  -----------   ----------    ------------

    Net realized and unrealized gain (loss) on investments    6,826,753    14,453,457     41,214,824

-----------------------------------------------------------  -----------   ----------    ------------

         Change in net assets resulting from operations      $8,081,360    $15,622,413   $41,530,842

-----------------------------------------------------------  -----------   ----------    ------------




(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------





                                                               TREASURY MONEY                   LIMITED MATURITY

                                                                 MARKET FUND                     GOVERNMENT FUND

                                                        -----------------------------      ---------------------------

                                                         SIX MONTHS                         SIX MONTHS

                                                            ENDED        YEAR ENDED           ENDED        YEAR ENDED

                                                         (UNAUDITED)    NOVEMBER 30,       (UNAUDITED)    NOVEMBER 30,

                                                        MAY 31, 1998        1997           MAY 31, 1998       1997

                                                        ------------    ------------       ------------   ------------


INCREASE (DECREASE) IN NET ASSETS:

-----------------------------------------------------

OPERATIONS--

-----------------------------------------------------

Net investment income                                   $  6,065,721    $  8,513,843       $ 2,102,360    $  3,890,075

-----------------------------------------------------

Net realized gain (loss) on investments                           --              --           102,055         (39,130)

-----------------------------------------------------

Net change in unrealized appreciation/depreciation

of investments                                                    --              --            74,960         (46,941)

-----------------------------------------------------   -------------   -------------      ------------   ------------

    Change in net assets resulting from operations      $  6,065,721       8,513,843         2,279,375       3,804,004

-----------------------------------------------------   -------------   -------------      ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS--

-----------------------------------------------------

Distributions from net investment income:

-----------------------------------------------------

  Trust Shares                                            (4,973,738)     (6,495,920)          (89,722)             --

-----------------------------------------------------

  Investment Shares                                       (1,091,983)     (2,017,923)       (2,012,638)     (3,890,075)

-----------------------------------------------------

Distributions from net realized gain on investment

transactions:

-----------------------------------------------------

  Trust Shares                                                    --              --                --              --

-----------------------------------------------------

  Investment Shares                                               --              --                --              --

-----------------------------------------------------   -------------   -------------      ------------   ------------

    Change in net assets resulting from distributions

    to shareholders                                       (6,065,721)     (8,513,843)       (2,102,360)     (3,890,075)

-----------------------------------------------------   -------------   -------------      ------------   ------------

SHARE TRANSACTIONS--

-----------------------------------------------------

Proceeds from sale of shares                             410,975,393     713,612,216        79,997,999      36,443,415

-----------------------------------------------------

Net asset value of shares issued to shareholders in

payment of dividends declared                              1,469,006       3,161,478           588,066       1,467,180

-----------------------------------------------------

Cost of shares redeemed                                 (346,590,374)   (647,183,526)      (71,343,868)    (21,934,772)

-----------------------------------------------------   -------------   -------------      ------------   ------------

    Change in net assets resulting from share

    transactions                                          65,854,025      69,590,168         9,242,197      15,975,823

-----------------------------------------------------   -------------   -------------      ------------   ------------

        Change in net assets                              65,854,025      69,590,168         9,419,212      15,889,752

-----------------------------------------------------

NET ASSETS:

-----------------------------------------------------

Beginning of period                                      211,995,215     142,405,047        79,621,271      63,731,519

-----------------------------------------------------   -------------   -------------      ------------   ------------

End of period                                           $277,849,240    $211,995,215       $89,040,483    $ 79,621,271

-----------------------------------------------------   -------------   -------------      ------------   ------------

Undistributed net investment income included in net

assets at end of period                                           --              --       $    18,946    $     18,946

-----------------------------------------------------   -------------   -------------      ------------   ------------

Net gain (loss) as computed for federal tax purposes              --              --       $   102,055    $    (39,130)

-----------------------------------------------------   -------------   -------------      ------------   ------------




(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------





                                                             FIXED INCOME FUND                   BALANCED FUND

                                                        ----------------------------      ---------------------------

                                                         SIX MONTHS                        SIX MONTHS

                                                            ENDED        YEAR ENDED          ENDED        YEAR ENDED

                                                         (UNAUDITED)    NOVEMBER 30,      (UNAUDITED)    NOVEMBER 30,

                                                        MAY 31, 1998        1997          MAY 31, 1998       1997

                                                        ------------    ------------      ------------   ------------


INCREASE (DECREASE) IN NET ASSETS:

-----------------------------------------------------

OPERATIONS--

-----------------------------------------------------

Net investment income                                   $  5,798,063    $ 9,718,987       $ 1,254,607    $  1,966,484

-----------------------------------------------------

Net realized gain (loss) on investments                      424,490        (81,761)        2,003,858       2,450,885

-----------------------------------------------------

Net change in unrealized appreciation/depreciation of

investments                                                  312,862      1,337,161         4,822,895       6,641,686

-----------------------------------------------------   -------------   ------------      ------------   ------------

    Change in net assets resulting from operations         6,535,415     10,974,387         8,081,360      11,059,055

-----------------------------------------------------   -------------   ------------      ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS--

-----------------------------------------------------

Distributions from net investment income:

-----------------------------------------------------

  Trust Shares                                              (366,816)            --                --              --

-----------------------------------------------------

  Investment Shares                                       (5,431,247)    (9,764,674)       (1,219,060)     (1,975,632)

-----------------------------------------------------

Distributions from net realized gain on investment

transactions:

-----------------------------------------------------

  Trust Shares                                                    --             --                --              --

-----------------------------------------------------

  Investment Shares                                               --             --        (2,449,878)     (1,475,295)

-----------------------------------------------------   -------------   ------------      ------------   ------------

    Change in net assets resulting from distributions

    to shareholders                                       (5,798,063)    (9,764,674)       (3,668,938)     (3,450,927)

-----------------------------------------------------   -------------   ------------      ------------   ------------

SHARE TRANSACTIONS--

-----------------------------------------------------

Proceeds from sale of shares                             280,025,070     66,831,851        24,409,076      23,156,324

-----------------------------------------------------

Net asset value of shares issued to shareholders in

payment of dividends declared                                263,630        548,710         3,283,940       3,266,797

-----------------------------------------------------

Cost of shares redeemed                                 (229,983,986)   (37,466,806)      (14,061,661)    (10,278,832)

-----------------------------------------------------   -------------   ------------      ------------   ------------

    Change in net assets resulting from share

    transactions                                          50,304,714     29,913,755        13,631,355      16,144,289

-----------------------------------------------------   -------------   ------------      ------------   ------------

        Change in net assets                              51,042,066     31,123,468        18,043,777      23,752,417

-----------------------------------------------------

NET ASSETS:

-----------------------------------------------------

Beginning of period                                      184,063,833    152,940,365        83,073,214      59,320,797

-----------------------------------------------------   -------------   ------------      ------------   ------------

End of period                                           $235,105,899    $184,063,833      $101,116,991   $ 83,073,214

-----------------------------------------------------   -------------   ------------      ------------   ------------

Undistributed net investment income included in net

assets at end of period                                 $      3,784    $     3,784       $   349,880    $    314,333

-----------------------------------------------------   -------------   ------------      ------------   ------------

Net gain (loss) as computed for federal tax purposes    $    424,490    $   (81,761)      $ 2,003,858    $  2,450,652

-----------------------------------------------------   -------------   ------------      ------------   ------------




(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------





                                                                 VALUE FUND                       GROWTH FUND

                                                        ----------------------------      ----------------------------

                                                         SIX MONTHS                        SIX MONTHS

                                                            ENDED        YEAR ENDED           ENDED        YEAR ENDED

                                                         (UNAUDITED)    NOVEMBER 30,       (UNAUDITED)    NOVEMBER 30,

                                                        MAY 31, 1998        1997          MAY 31, 1998        1997

                                                        ------------    ------------      ------------    ------------


INCREASE (DECREASE) IN NET ASSETS:

-----------------------------------------------------

OPERATIONS--

-----------------------------------------------------

Net investment income                                   $  1,168,956    $ 1,635,685       $    316,018    $  1,088,123

-----------------------------------------------------

Net realized gain (loss) on investments                   18,489,475      3,981,222         22,022,138      29,067,961

-----------------------------------------------------

Net change in unrealized appreciation/depreciation of

investments                                               (4,036,018)    16,758,345         19,192,686      19,488,108

-----------------------------------------------------   -------------   ------------      -------------   ------------

    Change in net assets resulting from operations        15,622,413     22,375,252         41,530,842      49,644,192

-----------------------------------------------------   -------------   ------------      -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS--

-----------------------------------------------------

Distributions from net investment income:

-----------------------------------------------------

  Trust Shares                                                    --             --                 --              --

-----------------------------------------------------

  Investment Shares                                       (1,116,473)    (1,593,979)          (421,625)     (1,080,251)

-----------------------------------------------------

Distributions from net realized gain on investment

transactions:

-----------------------------------------------------

  Trust Shares                                                    --             --                 --              --

-----------------------------------------------------

  Investment Shares                                       (3,980,849)    (3,888,698)       (29,158,060)     (9,157,167)

-----------------------------------------------------   -------------   ------------      -------------   ------------

    Change in net assets resulting from distributions

    to shareholders                                       (5,097,322)    (5,482,677)       (29,579,685)    (10,237,418)

-----------------------------------------------------   -------------   ------------      -------------   ------------

SHARE TRANSACTIONS--

-----------------------------------------------------

Proceeds from sale of shares                             199,539,911     64,485,140        272,412,069     102,214,322

-----------------------------------------------------

Net asset value of shares issued to shareholders in

payment of dividends declared                                699,255        415,500          7,454,858       2,218,235

-----------------------------------------------------

Cost of shares redeemed                                 (171,544,141)   (12,833,896)      (249,139,568)    (44,353,846)

-----------------------------------------------------   -------------   ------------      -------------   ------------

    Change in net assets resulting from share

    transactions                                          28,695,025     52,066,744         30,727,359      60,078,711

-----------------------------------------------------   -------------   ------------      -------------   ------------

        Change in net assets                              39,220,116     68,959,319         42,678,516      99,485,485

-----------------------------------------------------

NET ASSETS:

-----------------------------------------------------

Beginning of period                                      152,531,289     83,571,970        275,006,468     175,520,983

-----------------------------------------------------   -------------   ------------      -------------   ------------

End of period                                           $191,751,405    $152,531,289      $317,684,984    $275,006,468

-----------------------------------------------------   -------------   ------------      -------------   ------------

Undistributed net investment income included in net

assets at end of period                                 $    351,974    $   299,491       $      2,425    $    108,032

-----------------------------------------------------   -------------   ------------      -------------   ------------

Net gain (loss) as computed for federal tax purposes    $ 18,489,475    $ 3,980,619       $ 22,022,138    $ 29,067,961

-----------------------------------------------------   -------------   ------------      -------------   ------------




(See Notes which are an integral part of the Financial Statements)

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.





                                                             NET

                                                          REALIZED                                  DISTRIBUTIONS

                                                             AND                                      FROM NET      DISTRIBUTIONS

                                NET ASSET                UNREALIZED      TOTAL      DISTRIBUTIONS     REALIZED        IN EXCESS

                                 VALUE,        NET       GAIN/(LOSS)      FROM        FROM NET         GAIN ON         OF NET

          YEAR ENDED            BEGINNING   INVESTMENT       ON        INVESTMENT    INVESTMENT      INVESTMENT      INVESTMENT

         NOVEMBER 30,           OF PERIOD     INCOME     INVESTMENTS   OPERATIONS      INCOME       TRANSACTIONS       INCOME

------------------------------  ---------     ------     -----------   ----------      ------       ------------       ------


TREASURY MONEY MARKET FUND--TRUST SHARES

1992(a)                          $ 1.00        0.02            --         0.02          (0.02)             --              --

1993                             $ 1.00        0.03            --         0.03          (0.03)             --              --

1994                             $ 1.00        0.04            --         0.04          (0.04)             --              --

1995                             $ 1.00        0.05            --         0.05          (0.05)             --              --

1996                             $ 1.00        0.05            --         0.05          (0.05)             --              --

1997                             $ 1.00        0.05            --         0.05          (0.05)             --              --

1998(j)                          $ 1.00        0.02            --         0.02          (0.02)             --              --

TREASURY MONEY MARKET FUND--INVESTMENT

  SHARES

1992(a)                          $ 1.00        0.01            --         0.01          (0.01)             --              --

1993                             $ 1.00        0.02            --         0.02          (0.02)             --              --

1994                             $ 1.00        0.03            --         0.03          (0.03)             --              --

1995                             $ 1.00        0.04            --         0.04          (0.04)             --              --

1996                             $ 1.00        0.04            --         0.04          (0.04)             --              --

1997                             $ 1.00        0.04            --         0.04          (0.04)             --              --

1998(j)                          $ 1.00        0.02            --         0.02          (0.02)             --              --

LIMITED MATURITY GOVERNMENT FUND--TRUST SHARES

1998(e)                          $ 9.96        0.02          0.01         0.03          (0.02)             --              --

LIMITED MATURITY GOVERNMENT FUND--INVESTMENT SHARES

1994(b)                          $10.00        0.42         (0.40)        0.02          (0.42)             --              --

1995                             $ 9.60        0.51          0.44         0.95          (0.51)             --              --

1996                             $10.04        0.50         (0.08)        0.42          (0.50)             --              --

1997                             $ 9.96        0.49         (0.02)        0.47          (0.49)             --              --

1998(j)                          $ 9.94        0.24          0.03         0.27          (0.24)             --              --

FIXED INCOME FUND--TRUST

  SHARES

1992(c)                          $ 9.90        0.38          0.37         0.75          (0.38)             --              --

1993                             $10.27        0.51          0.50         1.01          (0.51)          (0.10)             --

1994                             $10.67        0.54         (1.01)       (0.47)         (0.53)          (0.20)          (0.01)(h)

1995(d)                          $ 9.46        0.09          0.11         0.20          (0.09)             --              --

1998(e)                          $10.41        0.02          0.01         0.03          (0.02)             --              --

FIXED INCOME FUND--INVESTMENT SHARES

1992(c)                          $ 9.90        0.37          0.37         0.74          (0.37)             --              --

1993                             $10.27        0.48          0.50         0.98          (0.48)          (0.10)             --

1994                             $10.67        0.51         (1.01)       (0.50)         (0.50)          (0.20)          (0.01)(h)

1995                             $ 9.46        0.52          0.90         1.42          (0.54)             --              --

1996                             $10.34        0.54          0.02         0.56          (0.54)             --              --

1997                             $10.36        0.58          0.02         0.60          (0.59)             --              --

1998(j)                          $10.37        0.28          0.05         0.33          (0.28)             --              --




(a) Reflects operations for the period from April 14, 1992 (date of initial public investment) to November 30, 1992.



(b) Reflects operations for the period from December 12, 1993 (date of initial public investment) to November 30, 1994.



(c) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.



(d) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995 the Fund offered two classes of shares: Investment

    Shares and Trust Shares. On February 1, 1995, all outstanding Trust Shares were converted to Investment Shares, and the Fund temporarily ceased offering Trust Shares. The Fund resumed offering Trust Shares on January 31,

    1998.



(e) Reflects operations for the period from May 20, 1998 to May 31, 1998

    (unaudited).

--------------------------------------------------------------------------------







                                                 RATIOS TO AVERAGE NET ASSETS

                                           ----------------------------------------

                  NET ASSET                              NET           EXPENSE        NET ASSETS, END

      TOTAL       VALUE, END     TOTAL                INVESTMENT       WAIVER/           OF PERIOD      PORTFOLIO

  DISTRIBUTIONS   OF PERIOD    RETURN(F)   EXPENSES     INCOME     REIMBURSEMENT(I)    (000 OMITTED)    TURNOVER

  -------------   ---------    ---------   --------     ------     ----------------    -------------    --------


      (0.02)        $ 1.00        2.06%      0.29%(g)    3.20%(g)        0.53%(g)         $ 86,616          --

      (0.03)        $ 1.00        2.75%      0.38%       2.72%           0.46%            $ 88,510          --

      (0.04)        $ 1.00        3.59%      0.32%       3.49%           0.50%            $ 91,008          --

      (0.05)        $ 1.00        5.48%      0.33%       5.35%           0.50%            $109,368          --

      (0.05)        $ 1.00        4.83%      0.52%       4.71%           0.29%            $101,786          --

      (0.05)        $ 1.00        4.81%      0.52%       4.71%           0.25%            $166,035          --

      (0.02)        $ 1.00        2.39%      0.47%(g)    4.75%(g)        0.25%(g)         $232,608          --

      (0.01)        $ 1.00        1.83%      0.74%(g)    2.58%(g)        0.53%(g)         $ 23,578          --

      (0.02)        $ 1.00        2.34%      0.78%       2.33%           0.46%            $ 23,795          --

      (0.03)        $ 1.00        3.18%      0.72%       3.09%           0.50%            $ 16,571          --

      (0.04)        $ 1.00        5.06%      0.73%       4.98%           0.50%            $ 28,930          --

      (0.04)        $ 1.00        4.41%      0.92%       4.31%           0.29%            $ 40,619          --

      (0.04)        $ 1.00        4.39%      0.92%       4.31%           0.25%            $ 45,960          --

      (0.02)        $ 1.00        2.18%      0.87%(g)    4.34%(g)        0.25%(g)         $ 45,241          --

      (0.02)        $ 9.97        0.26%      0.96%(g)    5.27%(g)          --             $ 57,556          37%

      (0.42)        $ 9.60        0.19%      0.38%(g)    4.45%(g)        0.70%(g)         $ 48,526           3%

      (0.51)        $10.04       10.12%      0.61%       5.26%           0.49%            $ 63,078          26%

      (0.50)        $ 9.96        4.37%      1.01%       5.09%           0.08%            $ 63,732          48%

      (0.49)        $ 9.94        4.81%      0.99%       4.91%             --             $ 79,621          40%

      (0.24)        $ 9.97        2.76%      0.89%(g)    4.88%(g)          --             $ 31,485          37%

      (0.38)        $10.27        7.66%      0.77%(g)    6.02%(g)        0.29%(g)         $ 96,354          44%

      (0.61)        $10.67       10.14%      0.84%       4.80%           0.25%            $169,881          83%

      (0.74)        $ 9.46       (4.55%)     0.79%       5.44%           0.25%            $153,289          24%

      (0.09)        $ 9.57        2.11%      0.82%(g)    5.79%(g)        0.25%(g)               --          --

      (0.02)        $10.42        0.46%      1.01%(g)    5.67%(g)          --             $215,690          31%

      (0.37)        $10.27        7.48%      1.07%(g)    5.33%(g)        0.29%(g)         $  5,457          44%

      (0.58)        $10.67        9.81%      1.14%       4.40%           0.25%            $ 12,519          83%

      (0.71)        $ 9.46       (4.83%)     1.09%       5.14%           0.25%            $  9,645          24%

      (0.54)        $10.34       15.37%      1.02%       5.25%             --             $160,286          45%

      (0.54)        $10.36        5.66%      1.02%       5.38%             --             $152,940          52%

      (0.59)        $10.37        5.99%      0.97%       5.73%             --             $184,064          37%

      (0.28)        $10.42        3.20%      0.93%(g)    5.38%(g)          --             $ 19,416          31%




(f) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(g) Computed on an annualized basis.



(h) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.



(i) This voluntary expense decrease is reflected in both the expense and net investment income ratios.



(j) For the six-month period ended May 31, 1998 (unaudited).

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.





                                                           NET

                                                         REALIZED                                  DISTRIBUTIONS

                                                           AND                                       FROM NET

                              NET ASSET                 UNREALIZED      TOTAL      DISTRIBUTIONS     REALIZED

                               VALUE,        NET       GAIN/(LOSS)       FROM        FROM NET         GAIN ON

         YEAR ENDED           BEGINNING   INVESTMENT        ON        INVESTMENT    INVESTMENT      INVESTMENT

        NOVEMBER 30,          OF PERIOD     INCOME     INVESTMENTS    OPERATIONS      INCOME       TRANSACTIONS

----------------------------  ---------     ------     -----------    ----------      ------       ------------


BALANCED FUND--TRUST SHARES

1998(b)                        $14.59        0.01         (0.17)        (0.16)            --              --

BALANCED FUND--INVESTMENT

  SHARES

1995(e)                        $10.00        0.44          1.38          1.82          (0.36)             --

1996                           $11.46        0.41          1.27          1.68          (0.42)          (0.21)

1997                           $12.51        0.36          1.60          1.96          (0.37)          (0.31)

1998(a)                        $13.79        0.19          1.05          1.24          (0.19)          (0.41)

VALUE FUND--TRUST SHARES

1998(b)                        $17.47          --         (0.33)        (0.33)            --              --

VALUE FUND--INVESTMENT

  SHARES

1995(e)                        $10.00        0.40          1.98          2.38          (0.34)             --

1996                           $12.04        0.27          2.22          2.49          (0.29)          (0.35)

1997                           $13.89        0.22          2.94          3.16          (0.21)          (0.66)

1998(a)                        $16.18        0.24          1.25          1.49          (0.11)          (0.42)

GROWTH FUND--TRUST SHARES

1992(c)                        $ 9.86        0.14          0.77          0.91          (0.11)             --

1993                           $10.66        0.18         (0.03)         0.15          (0.18)          (0.12)

1994                           $10.51        0.25         (0.10)         0.15          (0.23)          (0.07)

1995(d)                        $10.36        0.08          0.02          0.10          (0.08)          (0.33)

1998(b)                        $17.97          --         (0.54)        (0.54)            --              --

GROWTH FUND--INVESTMENT

  SHARES

1992(c)                        $ 9.86        0.10          0.79          0.89          (0.09)             --

1993                           $10.66        0.16         (0.04)         0.12          (0.15)          (0.12)

1994                           $10.51        0.21         (0.09)         0.12          (0.20)          (0.07)

1995                           $10.36        0.18          2.10          2.28          (0.21)          (0.33)

1996                           $12.10        0.12          3.12          3.24          (0.15)          (0.55)

1997                           $14.64        0.07          3.01          3.08          (0.07)          (0.76)

1998(a)                        $16.89        0.03          2.34          2.37          (0.03)          (1.80)




(a) For the six-month period ended May 31, 1998 (unaudited).



(b) Reflects operations for the period from May 20, 1998 to May 31, 1998

(unaudited).



(c) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.



(d) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995 the Fund offered two classes of shares: Investment

    Shares and Trust Shares. On February 1, 1995, all outstanding Trust Shares were converted to Investment Shares, and the Fund temporarily ceased offering Trust Shares. The Fund resumed offering Trust Shares on January 31,

    1998.

--------------------------------------------------------------------------------





                                                   RATIOS TO AVERAGE NET ASSETS

                                           --------------------------------------------

                  NET ASSET                                                EXPENSE        NET ASSETS, END     AVERAGE

      TOTAL       VALUE, END     TOTAL                NET INVESTMENT       WAIVER/           OF PERIOD       COMMISSION

  DISTRIBUTIONS   OF PERIOD    RETURN(F)   EXPENSES   INCOME/(LOSS)    REIMBURSEMENT(H)    (000 OMITTED)    RATE PAID(I)

  -------------   ---------    ---------   --------   -------------    ----------------    -------------    ------------


         --         $14.43       (0.62%)      1.10%(g)      2.37%(g)           --             $  8,019         $0.0931

      (0.36)        $11.46       18.50%       0.61%(g)      4.34%(g)         0.56%(g)         $ 51,197              --

      (0.63)        $12.51       15.35%       1.13%        3.60%             0.09%            $ 59,321         $0.0701

      (0.68)        $13.79       16.34%       1.11%        2.73%               --             $ 83,073         $  0.09

      (0.60)        $14.43        9.34%       1.03%(g)      2.72%(g)           --             $ 93,098         $0.0931

         --         $17.14       (0.98%)      1.49%(g)      0.04%(g)           --             $154,480         $0.0903

      (0.34)        $12.04       24.14%       0.69%(g)      3.93%(g)         0.55%(g)         $ 45,424              --

      (0.64)        $13.89       21.72%       1.11%        2.29%             0.06%            $ 83,572         $0.0532

      (0.87)        $16.18       24.08%       1.04%        1.50%               --             $152,531         $  0.09

      (0.53)        $17.14        9.53%       0.98%(g)      1.41%(g)           --             $ 37,271         $0.0903

      (0.11)        $10.66        9.28%       0.76%(g)      2.28%(g)         0.35%(g)         $102,822              --

      (0.30)        $10.51        1.43%       0.84%        1.85%             0.30%            $154,185              --

      (0.30)        $10.36        1.42%       0.79%        2.32%             0.30%            $143,876              --

      (0.41)        $10.05        1.00%       0.83%        2.76%             0.30%                  --              --

         --         $17.43       (2.13%)      1.18%(g)     (0.13%)(g)          --             $215,417         $0.0849

      (0.09)        $10.66        9.14%       1.07%(g)      1.85%(g)         0.35%(g)         $  3,132              --

      (0.27)        $10.51        1.13%       1.14%        1.59%             0.30%            $  7,004              --

      (0.27)        $10.36        1.11%       1.09%        2.02%             0.30%            $  6,131              --

      (0.54)        $12.10       23.01%       1.03%        1.61%             0.05%            $154,297              --

      (0.70)        $14.64       28.22%       1.05%        0.98%             0.01%            $175,521         $0.0713

      (0.83)        $16.89       22.37%       1.01%        0.45%               --             $275,006         $  0.09

      (1.83)        $17.43       16.15%       1.00%(g)      0.23%(g)           --             $102,268         $0.0849






      TOTAL      PORTFOLIO

  DISTRIBUTIONS  TURNOVER

  -------------  --------


         --          13%

      (0.36)         49%

      (0.63)         41%

      (0.68)         34%

      (0.60)         13%

         --          41%

      (0.34)         76%

      (0.64)         58%

      (0.87)         31%

      (0.53)         41%

      (0.11)         30%

      (0.30)         74%

      (0.30)         66%

      (0.41)         --

         --          40%

      (0.09)         30%

      (0.27)         74%

      (0.27)         66%

      (0.54)        110%

      (0.70)         56%

      (0.83)         40%

      (1.83)         40%




(e) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.



(f) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(g) Computed on an annualized basis.



(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios.



(i) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1,

    1995.

REGIONS FUNDS

(FORMERLY, FIRST PRIORITY FUNDS)



COMBINED NOTES TO FINANCIAL STATEMENTS

MAY 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

(1) ORGANIZATION



Regions Funds (the "Trust") is registered under the Investment Company Act of

1940, as amended (the "Act"), as an open-end management investment company. The

Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") at May 31, 1998, which are presented herein:





                PORTFOLIO NAME                                    INVESTMENT OBJECTIVE

                --------------                                    --------------------


Regions Treasury Money Market Fund ("Treasury   Current income consistent with stability of
Money Market Fund")                             principal and liquidity by investing primarily
                                                in a diversified portfolio limited to
                                                short-term U.S. Treasury obligations.

Regions Limited Maturity Government Fund        Current income by investing in a diversified
("Limited Maturity Government Fund")            portfolio consisting primarily of securities
                                                which are guaranteed as to payment of
                                                principal and interest by the U.S. government,
                                                its agencies or instrumentalities.

Regions Fixed Income Fund ("Fixed Income        Current income with a secondary
                                                objective of Fund") capital appreciation by investing primarily in a broad range of high grade debt securities.

Regions Balanced Fund ("Balanced Fund")
Total return through capital appreciation, dividends, and interest by investing primarily in a diversified portfolio of common stocks, preferred stocks, fixed-income senior securities, and convertible securities.

Regions Value Fund ("Value Fund")
Income and growth of capital by investing primarily in a diversified portfolio of income-producing equity securities, including convertible securities.

Regions Growth Fund ("Growth Fund")
Growth of capital and income by investing principally in a diversified portfolio of common stocks of companies with market capitalization of at least $250 million.




The Funds offer both Trust and Investment classes of shares. Investment Shares are identical in all respects to Trust Shares, except the Investment Shares are sold pursuant to a distribution plan adopted in accordance with the Act's Rule

12b-1 and have a Shareholders Services Agreement. The assets of

REGIONS FUNDS

--------------------------------------------------------------------------------



each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.



(2) SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds,

     (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.

     Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with

     Rule 2a-7 under the Act. For fluctuating net asset value Funds within the

     Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost,

     which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. The Funds'

     restricted securities are valued at the price provided by an independent pricing service, if no market prices are available, at the fair value as determined by the Fund's pricing committee.



     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the

     Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction, including accrued interest.



     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the

     "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.



     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

REGIONS FUNDS

--------------------------------------------------------------------------------



     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the

     Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.



     At November 30, 1997, the Limited Maturity Government Fund and Fixed Income

     Fund, for federal tax purposes, had capital loss carryforwards, of $346,966 and $3,690,271, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards of the Limited Maturity Government Fund and the Fixed Income

     Fund will expire in 2002 ($62,715), ($975,091), respectively; 2003

     ($69,260), ($2,618,115), respectively; 2004 ($166,590), ($15,304),

     respectively; and 2005 ($48,401), ($81,761), respectively.



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period of up to five years from each Funds'

     commencement date.



     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds did not hold restricted securities at May 31, 1998.



     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities,

     expenses and revenues reported in the financial statements. Actual results could differ from those estimated.



     OTHER--Investment transactions are accounted for on the trade date.

REGIONS FUNDS

--------------------------------------------------------------------------------



(3) SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in fund shares were as follows:



For the Six Months Ended May 31, 1998:



                                       TREASURY MONEY             LIMITED MATURITY

                                         MARKET FUND              GOVERNMENT FUND          FIXED INCOME FUND

                                 ---------------------------   ----------------------   ------------------------

                                    TRUST        INVESTMENT      TRUST     INVESTMENT     TRUST      INVESTMENT

                                    SHARES         SHARES       SHARES       SHARES       SHARES       SHARES

-------------------------------  ------------   ------------   ---------   ----------   ----------   -----------


Shares sold                       244,917,352    166,058,041   5,790,917   2,235,006    20,719,841     6,196,390

----------------------------

Shares issued to shareholders

in payment of distributions

declared                              574,147        894,859      --          58,997        --            25,331

----------------------------

Shares redeemed                  (178,918,433)  (167,671,941)    (15,754)  (7,146,618)     (23,672)  (22,108,769)

----------------------------       ----------     ----------     -------   ----------     --------     ---------

 Net change resulting from

 Trust/Investment Shares

 transactions                      66,573,066       (719,041)  5,775,163   (4,852,615)  20,696,169   (15,887,048)

----------------------------       ----------     ----------     -------   ----------     --------     ---------






                                    BALANCED FUND

                                 --------------------

                                  TRUST    INVESTMENT

                                 SHARES      SHARES

-------------------------------  -------   ----------


Shares sold                      555,956    1,159,300

----------------------------

Shares issued to shareholders

in payment of distributions

declared                              --      245,617

----------------------------

Shares redeemed                     (335)    (977,644)

----------------------------      ------   ----------

 Net change resulting from

 Trust/Investment Shares

 transactions                    555,621      427,273

----------------------------      ------   ----------






                                                                    VALUE FUND               GROWTH FUND

                                                              ----------------------   ------------------------

                                                                TRUST     INVESTMENT     TRUST      INVESTMENT

                                                               SHARES       SHARES       SHARES       SHARES

------------------------------------------------------------  ---------   ----------   ----------   -----------


Shares sold                                                   9,029,376   2,645,944    12,389,346     3,197,923

------------------------------------------------------------

Shares issued to shareholders in payment of distributions

declared                                                         --          44,842        --           512,104

------------------------------------------------------------

Shares redeemed                                                 (14,447)  (9,945,633)     (27,837)  (14,126,884)

------------------------------------------------------------    -------   ----------     --------     ---------

Net change resulting from Trust/Investment Shares

transactions                                                  9,014,929   (7,254,847)  12,361,509   (10,416,857)

------------------------------------------------------------    -------   ----------     --------     ---------




For the Year Ended November 30, 1997:



                             TREASURY MONEY              LIMITED MATURITY

                               MARKET FUND               GOVERNMENT FUND           FIXED INCOME FUND

                       ---------------------------   ------------------------   ------------------------

                          TRUST        INVESTMENT    INVESTMENT                 INVESTMENT

                          SHARES         SHARES        SHARES       DOLLARS       SHARES       DOLLARS

---------------------  ------------   ------------   ----------   -----------   ----------   -----------


Shares sold             398,538,313    315,073,903    3,681,490   $36,443,415    6,594,521   $66,831,851

-----------------

Shares issued to

shareholders in

payment of

distributions

declared                  1,205,548      1,955,930      148,261    1,467,180        53,609      548,710

-----------------

Shares redeemed        (335,497,366)  (311,686,160)  (2,217,857)  (21,934,772)  (3,661,175)  (37,466,806)

-----------------        ----------     ----------     --------   ----------      --------   ----------

Net change resulting

from Trust/Investment

Shares transactions      64,246,495      5,353,673    1,611,894   $15,975,823    2,986,955   $29,913,755

-----------------        ----------     ----------     --------   ----------      --------   ----------






                             BALANCED FUND

                       -------------------------

                       INVESTMENT

                         SHARES       DOLLARS

---------------------  ----------   ------------


Shares sold            1,822,756    $ 23,156,324

-----------------

Shares issued to

shareholders in

payment of

distributions

declared                 262,460       3,266,797

-----------------

Shares redeemed         (801,716)    (10,278,832)

-----------------       --------      ----------

Net change resulting

from Trust/Investment

Shares transactions    1,283,500    $ 16,144,289

-----------------       --------      ----------


REGIONS FUNDS

--------------------------------------------------------------------------------





                                                                     VALUE FUND                 GROWTH FUND

                                                              ------------------------   --------------------------

                                                              INVESTMENT                 INVESTMENT

                                                                SHARES       DOLLARS       SHARES        DOLLARS

------------------------------------------------------------  ----------   -----------   -----------   ------------


Shares sold                                                   4,248,626    $64,485,140     6,984,817   $102,214,322

------------------------------------------------------------

Shares issued to shareholders in payment of distributions

declared                                                         29,973        415,500       160,544      2,218,235

------------------------------------------------------------

Shares redeemed                                                (866,846)   (12,833,896)   (2,852,310)   (44,353,846)

------------------------------------------------------------  ---------     ----------    ----------    -----------

Net change resulting from Investment Shares transactions      3,411,753    $52,066,744     4,293,051   $ 60,078,711

------------------------------------------------------------  ---------     ----------    ----------    -----------




(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE--Capital Management Group, a unit of the Trust Division of Regions Bank, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based upon a percentage of each

Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the adviser may offset the investment advisory fee by reimbursing individual shareholder accounts. Some accounts have special fee arrangements that provide specifically for the retention of the investment advisory fee, and in such cases, the fee will not be reimbursed.





                                                                ANNUAL

                            FUND                                 RATE

------------------------------------------------------------    ------


Treasury Money Market Fund                                       0.50%

------------------------------------------------------------

Limited Maturity Government Fund                                 0.70%

------------------------------------------------------------

Fixed Income Fund                                                0.75%

------------------------------------------------------------

Balanced Fund                                                    0.80%

------------------------------------------------------------

Value Fund                                                       0.80%

------------------------------------------------------------

Growth Fund                                                      0.80%

------------------------------------------------------------




ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period.



DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the

"Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the

Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Investment Shares to finance activities intended to result in the sale of the Funds' Investment Shares. The

Plan provides that the Funds may incur distribution expenses according to the following schedule, annually, to compensate FSC.

REGIONS FUNDS

--------------------------------------------------------------------------------





                                                                 % OF AVERAGE

                                                               DAILY NET ASSETS

                                                                OF EACH FUND'S

                                                                  INVESTMENT

                       FUND NAME                                    SHARES

                       ---------                                    ------


Treasury Money Market Fund                                           0.40%

Limited Maturity Government Fund                                     0.25%

Fixed Income Fund                                                    0.30%

Balanced Fund                                                        0.30%

Value Fund                                                           0.30%

Growth Fund                                                          0.30%




For the period ended May 31, 1998, Limited Maturity Government Fund, Fixed

Income Fund, Balanced Fund, Value Fund, and Growth Fund did not incur a distribution services fee.



SHAREHOLDER SERVICES FEE--Beginning on May 21, 1998, the Trust adopted a

Shareholder Services Agreement. Under the terms of a Shareholder Services

Agreement with Federated Shareholder Services ("FSS"), the Funds will pay FSS based upon a percentage of the average daily net assets of each Fund's

Investment Shares for the period (see below). The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.





                                                                 % OF AVERAGE

                                                               DAILY NET ASSETS

                                                                OF EACH FUND'S

                                                                  INVESTMENT

                       FUND NAME                                    SHARES

                       ---------                                    ------


Limited Maturity Government Fund                                     0.25%

Fixed Income Fund                                                    0.25%

Balanced Fund                                                        0.25%

Value Fund                                                           0.25%

Growth Fund                                                          0.25%




TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company

("FServ"), through its subsidiary, Federated Shareholder Services Company

("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

REGIONS FUNDS

--------------------------------------------------------------------------------



CUSTODIAN FEES--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS.

The Funds have agreed to reimburse FAS for the organizational expenses during the five-year period following the Funds' effective dates. For the period ended

May 31, 1998, the Funds paid FAS, pursuant to this agreement, as follows:





                                                                INITIAL       ORGANIZATIONAL

                                                             ORGANIZATIONAL      EXPENSES

                           FUND                                 EXPENSES        REIMBURSED

-----------------------------------------------------------     --------        ----------


Limited Maturity Government Fund                                $26,082           $2,674

-----------------------------------------------------------

Balanced Fund                                                   $24,457           $1,670

-----------------------------------------------------------

Value Fund                                                      $18,322           $1,411

-----------------------------------------------------------




GENERAL--Certain of the Officers of the Trust are Officers and Directors or

Trustees of the above companies.



(5) INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1998, were as follows:





                            FUND                                 PURCHASES         SALES

------------------------------------------------------------    ------------    ------------


Limited Maturity Government Fund                                $ 39,821,128    $ 30,515,860

------------------------------------------------------------

Fixed Income Fund                                               $104,138,394    $ 63,604,046

------------------------------------------------------------

Balanced Fund                                                   $ 19,167,904    $ 10,997,051

------------------------------------------------------------

Value Fund                                                      $ 93,155,414    $ 69,570,921

------------------------------------------------------------

Growth Fund                                                     $107,669,996    $101,664,384

------------------------------------------------------------




(6) YEAR 2000



Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January

1, 2000. The Funds' Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers.

At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.



TRUSTEES                                                 OFFICERS

----------------------------------------------------------------------------------------------

John F. Donahue                                       John F. Donahue

Thomas G. Bigley                                         Chairman

John T. Conroy, Jr.                                    Edward C. Gonzales

Nicholas P. Constantakis                            President and Treasurer

William J. Copeland                                 J. Christopher Donahue

James E. Dowd, Esq.                                    Executive Vice President

Lawrence D. Ellis, M.D.                           John W. McGonigle

Edward L. Flaherty, Jr., Esq.                       Executive Vice President and

Edward C. Gonzales                                     Secretary

Peter E. Madden                                       Richard B. Fisher

John E. Murray, Jr., J.D., S.J.D.                   Vice President

Wesley W. Posvar                                     Charles L. Davis, Jr.

Marjorie P. Smuts                                        Vice President and Assistant

                                    Treasurer

                                   Gail Cagney

                                                                        Assistant Secretary




Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk,

including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor

Regions Bank, Investment Adviser



Cusip 335931887                      Cusip 335931879

Cusip 335931101                      Cusip 335931861

Cusip 335931804                      Cusip 335931853

Cusip 335931309                      Cusip 335931846

Cusip 335931705                      Cusip 335931838

Cusip 335931606                      Cusip 335931507



G01186-03 (7/98)

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